Schedule of Investments(a)
Invesco Aerospace & Defense ETF (PPA)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Aerospace & Defense-75.53%
AAR Corp.(b)(c)	83,835	$2,997,940
Aerojet Rocketdyne Holdings, Inc.(c)	182,494	8,610,067
AeroVironment, Inc.(b)	48,615	4,914,976
Axon Enterprise, Inc.(b)	153,301	28,517,052
Boeing Co. (The)(b)	211,743	47,955,555
BWX Technologies, Inc.	177,766	10,209,101
CAE, Inc. (Canada)(b)(c)	625,985	19,111,322
Curtiss-Wright Corp.	61,944	7,327,975
Ducommun, Inc.(b)	26,436	1,426,222
Elbit Systems Ltd. (Israel)(c)	101,944	13,520,833
General Dynamics Corp.	185,503	36,364,153
HEICO Corp.(c)	111,621	15,096,740
Hexcel Corp.(b)(c)	168,258	9,156,600
Howmet Aerospace, Inc.(b)	710,223	23,309,519
Huntington Ingalls Industries, Inc.	88,280	18,108,876
Kaman Corp.	54,794	2,430,114
Kratos Defense & Security Solutions, Inc.(b)	293,833	7,992,258
L3Harris Technologies, Inc.	146,502	33,217,863
Lockheed Martin Corp.	134,971	50,164,672
Maxar Technologies, Inc.(c)	171,111	6,206,196
Mercury Systems, Inc.(b)	129,894	8,573,004
Moog, Inc., Class A	47,938	3,732,932
Northrop Grumman Corp.	94,026	34,133,319
PAE, Inc.(b)	201,029	1,793,179
Parsons Corp.(b)(c)	118,598	4,580,255
RADA Electronic Industries Ltd. (Israel)(b)(c)	116,392	1,516,588
Raytheon Technologies Corp.	590,812	51,371,103
Spirit AeroSystems Holdings, Inc., Class A(c)	250,221	10,812,049
Teledyne Technologies, Inc.(b)	24,014	10,872,819
Textron, Inc.	440,132	30,373,509
TransDigm Group, Inc.(b)	47,834	30,665,899
Triumph Group, Inc.(b)	150,451	2,866,092
Vectrus, Inc.(b)	27,823	1,260,104
		539,188,886
Communications Equipment-0.78%
Comtech Telecommunications Corp.	61,877	1,545,069
ViaSat, Inc.(b)(c)	81,211	4,031,314
		5,576,383
Containers & Packaging-1.33%
Ball Corp.	117,693	9,519,010
Diversified Telecommunication Services-0.41%
Iridium Communications, Inc.(b)	69,821	2,948,541
Electronic Equipment, Instruments & Components-0.38%
OSI Systems, Inc.(b)	27,311	2,732,465
Industrial Conglomerates-5.28%
Honeywell International, Inc.	161,258	37,700,508
	Shares	Value
Machinery-2.98%
Oshkosh Corp.	81,009	$9,684,626
Woodward, Inc.	95,232	11,576,402
		21,261,028
Metals & Mining-0.40%
Allegheny Technologies, Inc.(b)(c)	137,707	2,827,125
Professional Services-11.75%
Booz Allen Hamilton Holding Corp.	238,652	20,478,728
CACI International, Inc., Class A(b)	38,684	10,327,081
Jacobs Engineering Group, Inc.	106,595	14,416,974
KBR, Inc.(c)	159,405	6,168,973
Leidos Holdings, Inc.	200,079	21,292,407
ManTech International Corp., Class A	63,793	5,579,336
Science Applications International Corp.	64,658	5,644,643
		83,908,142
Software-1.17%
FireEye, Inc.(b)	130,286	2,631,777
Palantir Technologies, Inc., Class A(b)(c)	68,558	1,488,394
Telos Corp.(b)(c)	151,362	4,241,163
		8,361,334
Total Common Stocks & Other Equity Interests (Cost $611,733,766)		714,023,422

Money Market Funds-0.10%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $724,102)	724,102	724,102
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $612,457,868)		714,747,524
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.90%
Invesco Private Government Fund, 0.02%(d)(e)(f)	16,913,673	16,913,673
Invesco Private Prime Fund, 0.12%(d)(e)(f)	39,449,457	39,465,237
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $56,378,910)		56,378,910
TOTAL INVESTMENTS IN SECURITIES-108.01% (Cost $668,836,778)		771,126,434
OTHER ASSETS LESS LIABILITIES-(8.01)%		(57,207,617)
NET ASSETS-100.00%		$713,918,817
See accompanying notes which are an integral part of this schedule.

Invesco Aerospace & Defense ETF (PPA)—(continued)
July 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$159,537	$14,599,173	$(14,034,608)	$-	$-	$724,102	$70
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	7,903,102	31,060,720	(22,050,149)	-	-	16,913,673	258*
Invesco Private Prime Fund	11,854,653	61,566,052	(33,955,468)	-	-	39,465,237	4,395*
Total	$19,917,292	$107,225,945	$(70,040,225)	$-	$-	$57,103,012	$4,723

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Momentum ETF (PDP)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Communication Services-2.10%
Alphabet, Inc., Class A(b)	4,962	$13,370,258
Roku, Inc.(b)	28,130	12,048,360
T-Mobile US, Inc.(b)	89,880	12,944,518
		38,363,136
Consumer Discretionary-17.31%
Bath & Body Works, Inc.	227,437	18,210,881
Boyd Gaming Corp.(b)	242,409	13,817,313
Burlington Stores, Inc.(b)	59,985	20,082,978
Caesars Entertainment, Inc.(b)	92,866	8,112,774
Carvana Co.(b)(c)	82,405	27,816,632
Crocs, Inc.(b)	219,592	29,822,790
Domino’s Pizza, Inc.	113,653	59,723,515
Fox Factory Holding Corp.(b)	61,965	10,009,826
Gap, Inc. (The)	355,108	10,358,500
Home Depot, Inc. (The)	46,660	15,313,345
MGM Resorts International	253,817	9,525,752
Pool Corp.	66,230	31,646,019
RH(b)(c)	28,083	18,649,359
Tapestry, Inc.(b)	217,048	9,181,130
Target Corp.	40,860	10,666,503
Tempur Sealy International, Inc.	291,598	12,617,445
YETI Holdings, Inc.(b)(c)	117,519	11,320,605
		316,875,367
Consumer Staples-4.01%
Coty, Inc., Class A(b)	1,089,330	9,509,851
Estee Lauder Cos., Inc. (The), Class A	66,905	22,334,896
Freshpet, Inc.(b)(c)	283,353	41,497,047
		73,341,794
Energy-3.88%
Continental Resources, Inc.(c)	248,131	8,473,674
Devon Energy Corp.	340,525	8,799,166
Diamondback Energy, Inc.	110,490	8,522,094
Marathon Oil Corp.	728,482	8,443,106
Occidental Petroleum Corp.	313,182	8,174,050
Targa Resources Corp.	455,933	19,199,339
Texas Pacific Land Corp.(c)	6,246	9,322,467
		70,933,896
Financials-5.99%
Ally Financial, Inc.	181,077	9,300,115
Blackstone Group, Inc. (The), Class A	94,483	10,891,055
Discover Financial Services	78,459	9,754,023
First Financial Bankshares, Inc.(c)	690,639	33,730,809
Nasdaq, Inc.	53,051	9,906,213
OneMain Holdings, Inc.	153,065	9,336,965
Signature Bank	38,501	8,738,572
SVB Financial Group(b)	16,485	9,066,091
Western Alliance Bancorporation	96,442	8,951,746
		109,675,589
Health Care-16.49%
Acadia Healthcare Co., Inc.(b)	161,292	9,954,942
Align Technology, Inc.(b)	15,255	10,614,429
Bio-Techne Corp.	20,859	10,059,044
Charles River Laboratories International, Inc.(b)	33,892	13,791,333
Denali Therapeutics, Inc.(b)	156,108	7,966,191
Fate Therapeutics, Inc.(b)	199,933	16,554,452
Horizon Therapeutics PLC(b)	243,414	24,346,268
IDEXX Laboratories, Inc.(b)	57,437	38,972,728
	Shares	Value
Health Care-(continued)
Medpace Holdings, Inc.(b)	91,856	$16,161,145
Mettler-Toledo International, Inc.(b)	32,338	47,656,834
Moderna, Inc.(b)(c)	48,781	17,248,962
Natera, Inc.(b)(c)	106,431	12,188,478
Novocure Ltd.(b)(c)	44,630	6,873,466
STAAR Surgical Co.(b)	323,768	41,416,402
Tenet Healthcare Corp.(b)	146,184	10,501,859
Waters Corp.(b)	44,630	17,397,220
		301,703,753
Industrials-20.61%
A.O. Smith Corp.	208,125	14,637,431
Advanced Drainage Systems, Inc.	107,362	13,107,827
AMERCO(c)	23,339	13,722,399
Axon Enterprise, Inc.(b)(c)	114,059	21,217,255
Carrier Global Corp.	194,537	10,748,169
Equifax, Inc.	53,935	14,055,461
Generac Holdings, Inc.(b)	69,125	28,988,260
Graco, Inc.	129,086	10,079,035
MasTec, Inc.(b)(c)	88,984	9,007,850
Old Dominion Freight Line, Inc.	144,022	38,763,521
Snap-on, Inc.	50,330	10,970,933
Teledyne Technologies, Inc.(b)	97,943	44,345,652
Toro Co. (The)	125,042	14,222,277
Trane Technologies PLC	98,239	20,002,443
TransDigm Group, Inc.(b)	60,752	38,947,500
Union Pacific Corp.	143,079	31,299,962
United Rentals, Inc.(b)	30,633	10,095,105
Upwork, Inc.(b)	438,287	22,698,884
Vertiv Holdings Co.	363,768	10,200,055
		377,110,019
Information Technology-26.14%
Accenture PLC, Class A	41,832	13,289,190
Amphenol Corp., Class A	584,384	42,361,996
Applied Materials, Inc.	103,815	14,526,833
Bill.com Holdings, Inc.(b)	65,052	13,454,055
Cloudflare, Inc., Class A(b)(c)	170,128	20,182,285
Crowdstrike Holdings, Inc., Class A(b)	53,321	13,522,739
DocuSign, Inc.(b)	59,250	17,658,870
Entegris, Inc.	273,992	33,054,395
EPAM Systems, Inc.(b)	55,656	31,156,229
Fortinet, Inc.(b)	65,710	17,888,890
HubSpot, Inc.(b)	17,682	10,538,826
Intuit, Inc.	58,262	30,877,112
KLA Corp.	33,670	11,722,547
Lam Research Corp.	16,007	10,203,022
Marvell Technology, Inc.	192,820	11,667,538
Microsoft Corp.	41,180	11,732,594
NVIDIA Corp.	271,592	52,957,724
Oracle Corp.	120,639	10,512,482
Twilio, Inc., Class A(b)	103,677	38,732,690
Visa, Inc., Class A	83,918	20,676,556
Zebra Technologies Corp., Class A(b)	43,931	24,270,999
Zscaler, Inc.(b)(c)	116,408	27,461,811
		478,449,383
Materials-1.40%
Avery Dennison Corp.	44,522	9,379,895
Cleveland-Cliffs, Inc.(b)(c)	649,709	16,242,725
		25,622,620
See accompanying notes which are an integral part of this schedule.

Invesco DWA Momentum ETF (PDP)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Real Estate-2.11%
Extra Space Storage, Inc.	159,245	$27,730,924
Mid-America Apartment Communities, Inc.	56,143	10,841,213
		38,572,137
Total Common Stocks & Other Equity Interests (Cost $1,618,088,560)		1,830,647,694
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $546,166)	546,166	546,166
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $1,618,634,726)		1,831,193,860
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.71%
Invesco Private Government Fund, 0.02%(d)(e)(f)	42,342,532	$42,342,532
Invesco Private Prime Fund, 0.12%(d)(e)(f)	98,759,731	98,799,236
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $141,141,767)		141,141,768
TOTAL INVESTMENTS IN SECURITIES-107.78% (Cost $1,759,776,493)		1,972,335,628
OTHER ASSETS LESS LIABILITIES-(7.78)%		(142,322,192)
NET ASSETS-100.00%		$1,830,013,436

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$701,168	$2,054,491	$(2,209,493)	$-	$-	$546,166	$23
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	57,906,299	156,983,067	(172,546,834)	-	-	42,342,532	1,370*
Invesco Private Prime Fund	86,859,449	230,025,404	(218,085,617)	-	-	98,799,236	24,640*
Total	$145,466,916	$389,062,962	$(392,841,944)	$-	$-	$141,687,934	$26,033

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Global Listed Private Equity ETF (PSP)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-94.23%
Biotechnology-0.79%
PureTech Health PLC(b)	456,118	$2,038,837
Capital Markets-60.76%
3i Group PLC (United Kingdom)	626,254	11,140,769
Alaris Equity Partners Income (Canada)	90,014	1,283,494
Apollo Investment Corp.	84,506	1,161,957
Ares Capital Corp.(c)	219,135	4,376,126
AURELIUS Equity Opportunities SE & Co. KGaA (Germany)	58,422	1,815,053
Bain Capital Specialty Finance, Inc.(c)	77,314	1,168,215
Barings BDC, Inc.	115,492	1,238,074
BlackRock TCP Capital Corp.	83,251	1,187,992
Blackstone Group, Inc. (The), Class A	80,850	9,319,579
Bure Equity AB (Sweden)	52,989	2,861,274
Capital Southwest Corp.(c)	45,559	1,133,052
Carlyle Group, Inc. (The)	142,502	7,192,076
Chrysalis Investments Ltd. (Guernsey)(b)	854,107	2,968,771
Deutsche Beteiligungs AG (Germany)	28,556	1,263,042
EQT AB (Sweden)	301,992	14,565,926
FS KKR Capital Corp.	160,343	3,365,600
Georgia Capital PLC (Georgia)(b)	69,581	608,507
Gimv N.V. (Belgium)	38,162	2,434,586
Gladstone Investment Corp.(c)	84,562	1,216,002
Goldman Sachs BDC, Inc.	122,974	2,346,344
Golub Capital BDC, Inc.(c)	153,751	2,426,191
Hamilton Lane, Inc., Class A	49,337	4,588,341
HBM Healthcare Investments AG, Class A (Switzerland)(c)	6,574	2,451,740
Hercules Capital, Inc.(c)	144,239	2,491,008
Intermediate Capital Group PLC (United Kingdom)	141,293	4,262,896
IP Group PLC (United Kingdom)	1,461,722	2,341,217
JAFCO Group Co. Ltd. (Japan)	34,138	1,937,856
KKR & Co., Inc., Class A	131,715	8,398,148
Main Street Capital Corp.(c)	59,976	2,466,213
Mutares SE & Co. KGaA (Germany)	21,369	587,874
New Mountain Finance Corp.	138,832	1,854,795
Newtek Business Services Corp.	15,951	556,530
Oaktree Specialty Lending Corp.	181,837	1,234,673
Onex Corp. (Canada)	59,117	4,503,566
Owl Rock Capital Corp.(c)	211,559	3,044,334
Partners Group Holding AG (Switzerland)	8,948	15,288,512
Princess Private Equity Holding Ltd. (Guernsey)(c)	119,886	1,784,119
Prospect Capital Corp.	278,078	2,252,432
Ratos AB, Class B (Sweden)	367,557	2,607,984
Schroder UK Public Private (United Kingdom)(b)	1,300,282	560,433
Sixth Street Specialty Lending, Inc.(c)	82,530	1,922,124
SLR Investment Corp.	65,116	1,229,390
StepStone Group, Inc., Class A(c)	117,622	5,352,977
SuRo Capital Corp.	46,076	562,588
Syncona Ltd. (United Kingdom)(b)	793,796	2,334,230
Tamburi Investment Partners S.p.A. (Italy)	190,319	1,861,863
TCG BDC, Inc.	89,407	1,184,643
VinaCapital Vietnam Opportunity Fund Ltd. (Guernsey)	181,879	1,158,170
VNV Global AB (Sweden)(b)	155,119	1,876,767
		155,768,053
Diversified Consumer Services-1.68%
Graham Holdings Co., Class B	6,471	4,301,015
	Shares	Value
Diversified Financial Services-10.71%
Apax Global Alpha Ltd. (Guernsey)(d)	676,386	$1,927,848
Cannae Holdings, Inc.(b)	106,101	3,527,858
Compass Diversified Holdings	118,667	2,963,115
Eurazeo SE (France)	49,103	4,757,095
HgCapital Trust PLC (United Kingdom)	517,797	2,876,078
Kinnevik AB, Class B (Sweden)(b)	129,956	5,671,538
NB Private Equity Partners Ltd. (Guernsey)	96,445	1,997,976
Wendel SE (France)	26,523	3,723,798
		27,445,306
Diversified Telecommunication Services-0.65%
ATN International, Inc.	39,002	1,679,036
Food Products-0.92%
Schouw & Co. A/S (Denmark)	21,945	2,347,414
Industrial Conglomerates-4.61%
Fosun International Ltd. (China)	2,756,282	3,646,101
Italmobiliare S.p.A. (Italy)	33,171	1,266,561
Melrose Industries PLC (United Kingdom)	3,099,396	6,899,105
		11,811,767
Interactive Media & Services-2.16%
IAC/InterActiveCorp.(b)	40,302	5,533,062
Internet & Direct Marketing Retail-4.44%
Prosus N.V. (China)(b)	128,313	11,388,701
IT Services-0.69%
Digital Garage, Inc. (Japan)(c)	43,031	1,776,131
Life Sciences Tools & Services-0.22%
Medcap AB (Sweden)(b)(c)	23,348	557,643
Multiline Retail-5.57%
Wesfarmers Ltd. (Australia)	317,867	14,285,249
Trading Companies & Distributors-1.03%
Seven Group Holdings Ltd. (Australia)(c)	154,005	2,631,932
Total Common Stocks & Other Equity Interests (Cost $179,062,261)		241,564,146

Money Market Funds-4.66%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $11,947,857)	11,947,857	11,947,857
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-98.89% (Cost $191,010,118)		253,512,003
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.76%
Invesco Private Government Fund, 0.02%(e)(f)(g)	5,967,456	5,967,456
Invesco Private Prime Fund, 0.12%(e)(f)(g)	13,918,497	13,924,065
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,891,521)		19,891,521
TOTAL INVESTMENTS IN SECURITIES-106.65% (Cost $210,901,639)		273,403,524
OTHER ASSETS LESS LIABILITIES-(6.65)%		(17,049,259)
NET ASSETS-100.00%		$256,354,265

See accompanying notes which are an integral part of this schedule.

Invesco Global Listed Private Equity ETF (PSP)—(continued)
July 31, 2021
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at July 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$9,775,371	$12,673,168	$(10,500,682)	$-	$-	$11,947,857	$793
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,871,653	18,794,016	(14,698,213)	-	-	5,967,456	127*
Invesco Private Prime Fund	2,807,480	38,255,962	(27,139,377)	-	-	13,924,065	2,104*
Total	$14,454,504	$69,723,146	$(52,338,272)	$-	$-	$31,839,378	$3,024

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following countries:
United Kingdom	11.86%
Sweden	10.98%

Open Over-The-Counter Total Return Swap Agreements(a)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Citibank, N.A.	Receive	KKR & Co. LP	1-Month LIBOR plus 65 basis points	Monthly	October-2021	$4,947,008	$-	$153,792	$153,792
Citibank, N.A.	Receive	The Blackstone Group LP	1-Month LIBOR plus 65 basis points	Monthly	October-2021	5,098,676	-	119,974	119,974
Subtotal — Appreciation							—	273,766	273,766
See accompanying notes which are an integral part of this schedule.

Invesco Global Listed Private Equity ETF (PSP)—(continued)
July 31, 2021
(Unaudited)
Open Over-The-Counter Total Return Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Rate	Payment Frequency	Maturity Date	Notional Value(b)		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Citibank, N.A.	Receive	Brookfield Business Partners LP	1-Month CDOR plus 65 basis points	Monthly	October-2021	CAD	3,900,093	$-	$(166,935)	$(166,935)
Subtotal — Depreciation								—	(166,935)	(166,935)
Total Over-The-Counter Total Return Swap Agreements								$—	$106,831	$106,831

Abbreviations:
CAD	-Canadian Dollar
CDOR	-Canadian Dealer Offered Rate
LIBOR	-London Interbank Offered Rate

(a)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.
(b)	Notional Value is denominated in U.S. Dollars unless otherwise noted.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Golden Dragon China ETF (PGJ)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%(b)
Communication Services-21.81%
Autohome, Inc., ADR	38,860	$1,760,358
Baidu, Inc., ADR(c)	100,681	16,512,691
Bilibili, Inc., ADR(c)(d)	92,236	7,893,557
Fangdd Network Group Ltd., ADR(c)	18,955	32,603
iQIYI, Inc., ADR(c)(d)	211,712	2,362,706
JOYY, Inc., ADR	32,963	1,761,872
Lizhi, Inc., ADR(c)(d)	14,061	66,227
Luokung Technology Corp.(c)(d)	187,043	284,305
Momo, Inc., ADR	94,700	1,173,333
NetEase, Inc., ADR	83,819	8,567,140
Qutoutiao, Inc., ADR(c)(d)	83,401	136,778
Sohu.com Ltd., ADR(c)	23,283	462,633
So-Young International, Inc., ADR(c)(d)	34,738	248,724
The9 Ltd., ADR(c)(d)	3,702	41,500
Weibo Corp., ADR(c)	43,191	2,435,972
WiMi Hologram Cloud, Inc., ADR(c)(d)	31,220	129,875
		43,870,274
Consumer Discretionary-56.54%
17 Education & Technology Group, Inc., ADR(c)(d)	18,328	20,527
Alibaba Group Holding Ltd., ADR(c)	92,343	18,024,430
Baozun, Inc., ADR(c)(d)	31,385	775,837
BIT Mining Ltd., ADR(c)(d)	22,356	111,333
China Automotive Systems, Inc.(c)	17,945	75,548
China Online Education Group, ADR(c)	7,306	20,968
Dada Nexus Ltd., ADR(c)(d)	45,530	982,993
Future FinTech Group, Inc.(c)(d)	42,519	99,069
Hailiang Education Group, Inc., ADR(c)	1,725	60,720
Huazhu Group Ltd., ADR(c)(d)	90,390	4,065,742
JD.com, Inc., ADR(c)	267,216	18,940,270
Kaixin Auto Holdings (Hong Kong)(c)	85,078	161,648
Kandi Technologies Group, Inc.(c)(d)	43,843	232,368
Li Auto, Inc., ADR(c)(d)	235,207	7,853,562
LightInTheBox Holding Co. Ltd., ADR(c)	38,604	49,413
Meten EdtechX Education Group Ltd.(c)	60,677	30,939
MINISO Group Holding Ltd., ADR(c)(d)	19,086	322,363
New Oriental Education & Technology Group, Inc., ADR(c)	812,343	1,762,784
NIO, Inc., ADR(c)	511,637	22,859,941
Niu Technologies, ADR(c)(d)	25,668	657,101
Oriental Culture Holding Ltd.(c)	11,891	51,607
Pinduoduo, Inc., ADR(c)	158,235	14,495,908
TAL Education Group, ADR(c)(d)	237,607	1,442,275
Tarena International, Inc., ADR(c)(d)	21,482	42,534
Trip.com Group Ltd., ADR(c)	236,163	6,123,707
Uxin Ltd., ADR(c)(d)	143,814	529,236
Viomi Technology Co. Ltd., ADR(c)(d)	22,032	122,939
Vipshop Holdings Ltd., ADR(c)	301,885	5,020,348
Wunong Net Technology Co. Ltd.(c)	14,542	75,037
XPeng, Inc., ADR(c)	215,310	8,726,514
		113,737,661
Consumer Staples-0.25%
111, Inc., ADR(c)(d)	24,858	146,413
TDH Holdings, Inc.(c)	31,956	79,890
Yatsen Holding Ltd., ADR(c)	39,293	264,835
		491,138
Energy-0.28%
China Petroleum & Chemical Corp., ADR	7,230	330,556
PetroChina Co. Ltd., ADR	4,351	182,046
	Shares	Value
Energy-(continued)
Recon Technology Ltd., A Shares(c)	16,332	$52,262
Sino Clean Energy, Inc., Rts., expiring 07/31/2049(c)(e)	26,179	0
		564,864
Financials-2.73%
360 DigiTech, Inc., ADR(c)(d)	73,005	1,551,356
Bridgetown 2 Holdings Ltd., Class A (Hong Kong)(c)	17,390	178,248
China Life Insurance Co. Ltd., ADR(d)	14,699	122,590
Fanhua, Inc., ADR(d)	19,285	262,083
Huize Holding Ltd., ADR(c)	17,780	64,897
LexinFintech Holdings Ltd., ADR(c)	74,869	588,470
Lufax Holding Ltd., ADR(c)(d)	115,827	868,703
Noah Holdings Ltd., ADR(c)	18,828	726,761
Qudian, Inc., ADR(c)(d)	116,463	210,798
Up Fintech Holding Ltd., ADR(c)(d)	58,013	925,307
		5,499,213
Health Care-3.69%
Burning Rock Biotech Ltd., ADR(c)	20,205	460,270
Genetron Holdings Ltd., ADR(c)	13,835	196,457
Gracell Biotechnologies, Inc., ADR(c)	7,359	91,472
I-Mab, ADR(c)(d)	18,563	1,449,399
Qilian International Holding Group Ltd.(c)	20,356	86,309
Zai Lab Ltd., ADR(c)(d)	35,578	5,144,935
		7,428,842
Industrials-4.42%
51job, Inc., ADR(c)	22,941	1,652,211
CBAK Energy Technology, Inc.(c)	51,407	181,467
EHang Holdings Ltd., ADR(c)(d)	17,985	473,005
NiSun International Enterprise Development Group Co. Ltd.(c)(d)	11,956	113,582
Nuvve Holding Corp.(c)(d)	10,831	126,181
ReneSola Ltd., ADR(c)	23,278	174,352
TD Holdings, Inc.(c)	55,853	44,124
ZTO Express Cayman, Inc., ADR(d)	226,632	6,132,662
		8,897,584
Information Technology-7.92%
21Vianet Group, Inc., ADR(c)(d)	72,624	1,258,574
Agora, Inc., ADR(c)(d)	35,625	1,125,038
Aurora Mobile Ltd., ADR(c)(d)	28,579	66,017
Bit Digital, Inc.(c)(d)	28,105	252,945
Canaan, Inc., ADR(c)(d)	71,656	492,993
Canadian Solar, Inc. (Canada)(c)	34,901	1,404,765
Chindata Group Holdings Ltd., ADR(c)(d)	56,987	711,198
Color Star Technology Co. Ltd.(c)	52,080	44,815
Daqo New Energy Corp., ADR(c)	33,710	1,997,317
Ebang International Holdings, Inc., A Shares(c)(d)	80,965	178,933
GDS Holdings Ltd., ADR(c)(d)	60,921	3,591,902
Hollysys Automation Technologies Ltd.	35,638	537,421
JinkoSolar Holding Co. Ltd., ADR(c)(d)	23,173	1,248,793
Kingsoft Cloud Holdings Ltd., ADR(c)(d)	55,702	1,615,358
OneConnect Financial Technology Co. Ltd., ADR(c)(d)	65,085	516,124
SGOCO Group Ltd.(c)(d)	55,891	491,841
SPI Energy Co. Ltd. (Australia)(c)(d)	13,878	75,635
Xunlei Ltd., ADR(c)	27,287	99,325
Zepp Health Corp., ADR(c)(d)	20,581	229,272
		15,938,266
See accompanying notes which are an integral part of this schedule.

Invesco Golden Dragon China ETF (PGJ)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Materials-0.02%
ZK International Group Co. Ltd.(c)(d)	11,480	$35,588
Real Estate-2.32%
KE Holdings, Inc., ADR(c)	190,483	4,188,721
Nam Tai Property, Inc.(c)(d)	22,797	468,023
		4,656,744
Total Common Stocks & Other Equity Interests (Cost $228,620,300)		201,120,174

Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $481,685)	481,685	481,685
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $229,101,985)		201,601,859
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.52%
Invesco Private Government Fund, 0.02%(f)(g)(h)	10,794,472	$10,794,472
Invesco Private Prime Fund, 0.12%(f)(g)(h)	26,449,028	26,459,608
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $37,254,080)		37,254,080
TOTAL INVESTMENTS IN SECURITIES-118.74% (Cost $266,356,065)		238,855,939
OTHER ASSETS LESS LIABILITIES-(18.74)%		(37,694,947)
NET ASSETS-100.00%		$201,160,992

Investment Abbreviations:
ADR-American Depositary Receipt
Rts.-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at July 31, 2021.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$443,239	$835,333	$(796,887)	$-	$-	$481,685	$28
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,005,098	50,677,147	(66,887,773)	-	-	10,794,472	576*
Invesco Private Prime Fund	40,595,848	97,233,536	(111,369,775)	(1)	-	26,459,608	10,169*
Total	$68,044,185	$148,746,016	$(179,054,435)	$(1)	$-	$37,735,765	$10,773

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco MSCI Sustainable Future ETF (ERTH)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-98.70%
Auto Components-0.24%
Tianneng Power International Ltd. (China)	531,809	$1,018,288
Automobiles-18.13%
Li Auto, Inc., ADR (China)(b)(c)	372,388	12,434,035
NIO, Inc., ADR (China)(b)	560,828	25,057,795
Niu Technologies, ADR (China)(b)(c)	23,764	608,358
Tesla, Inc.(b)	32,879	22,594,449
Workhorse Group, Inc.(b)(c)	85,261	983,912
XPeng, Inc., ADR (China)(b)	303,166	12,287,318
Yadea Group Holdings Ltd. (China)(d)	942,869	1,618,524
		75,584,391
Building Products-5.26%
Advanced Drainage Systems, Inc.	41,782	5,101,164
Kingspan Group PLC (Ireland)	121,707	13,234,167
Rockwool International A/S, Class B (Denmark)	6,755	3,582,695
		21,918,026
Commercial Services & Supplies-0.94%
China Everbright Environment Group Ltd. (China)	2,896,782	1,569,314
Covanta Holding Corp.	93,362	1,876,576
Dynagreen Environmental Protection Group Co. Ltd., H Shares (China)(c)(d)	318,467	140,563
Sunny Friend Environmental Technology Co. Ltd. (Taiwan)	48,000	349,294
		3,935,747
Construction & Engineering-1.12%
China Conch Venture Holdings Ltd. (China)	1,276,806	4,657,897
Electrical Equipment-14.91%
Alfen Beheer B.V. (Netherlands)(b)(d)	16,240	1,636,879
China High Speed Transmission Equipment Group Co. Ltd. (Hong Kong)(b)	322,051	199,748
Contemporary Amperex Technology Co. Ltd., A Shares (China)	110,200	9,394,557
CS Wind Corp. (South Korea)	19,967	1,426,896
Fagerhult AB (Sweden)(c)	62,672	576,890
Nordex SE (Germany)(b)(c)	81,561	1,568,719
Plug Power, Inc.(b)(c)	396,270	10,810,246
PNE AG (Germany)	27,094	226,503
Siemens Gamesa Renewable Energy S.A., Class R (Spain)(b)(c)	187,378	5,221,535
SIF Holding N.V. (Netherlands)(c)	10,022	167,566
Sungrow Power Supply Co. Ltd., A Shares (China)	68,800	1,788,120
Sunrun, Inc.(b)(c)	135,342	7,169,066
TPI Composites, Inc.(b)(c)	28,740	1,124,884
Unison Co. Ltd. (South Korea)(b)	85,957	264,167
Vestas Wind Systems A/S (Denmark)	511,525	18,853,254
Xinjiang Goldwind Science & Technology Co. Ltd., A Shares (China)	162,800	364,367
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares (China)(c)	608,062	1,139,256
Zumtobel Group AG (Austria)	22,225	235,608
		62,168,261
Electronic Equipment, Instruments & Components-0.66%
Badger Meter, Inc.	22,907	2,314,294
Wuxi Lead Intelligent Equipment Co. Ltd. (China)	38,120	448,728
		2,763,022
	Shares	Value
Equity REITs-16.87%
Brandywine Realty Trust	134,118	$1,872,287
CapitaLand Integrated Commercial Trust (Singapore)	3,561,645	5,655,075
Covivio (France)	40,886	3,841,765
CRE Logistics REIT, Inc. (Japan)	374	708,129
Digital Realty Trust, Inc.	127,944	19,723,847
Douglas Emmett, Inc.	137,912	4,606,261
First Capital REIT (Canada)	84,493	1,225,076
Fukuoka REIT Corp. (Japan)	501	841,315
Inmobiliaria Colonial SOCIMI S.A. (Spain)	219,652	2,341,567
Keppel REIT (Singapore)	1,345,606	1,192,473
Klepierre S.A. (France)	162,222	3,933,823
Lar Espana Real Estate SOCIMI S.A. (Spain)	44,772	281,911
Mapletree Commercial Trust (Singapore)	1,694,233	2,702,565
Mapletree North Asia Commercial Trust (Hong Kong)(d)	1,754,576	1,308,708
Merlin Properties SOCIMI S.A. (Spain)(c)	276,921	3,106,410
Mori Hills REIT Investment Corp. (Japan)(c)	1,204	1,767,329
Nippon Prologis REIT, Inc. (Japan)	1,624	5,415,800
OUE Commercial REIT (Singapore)	1,706,509	548,210
Paramount Group, Inc.	137,698	1,343,932
Piedmont Office Realty Trust, Inc., Class A	97,428	1,853,081
SPH REIT (Singapore)	764,512	516,600
Vornado Realty Trust	127,841	5,561,084
		70,347,248
Food Products-3.07%
Darling Ingredients, Inc.(b)	127,384	8,798,413
Grieg Seafood ASA (Norway)(b)(c)	40,126	386,960
Salmar ASA (Norway)	44,527	2,954,405
SLC Agricola S.A. (Brazil)	74,900	654,835
		12,794,613
Household Durables-1.43%
KB Home	64,885	2,753,720
Meritage Homes Corp.(b)	29,485	3,201,481
		5,955,201
Independent Power and Renewable Electricity Producers-6.97%
Albioma S.A. (France)	19,896	796,017
BCPG PCL, NVDR (Thailand)	626,187	278,157
Beijing Energy International Holding Co. Ltd. (Hong Kong)(b)	5,287,784	173,511
Boralex, Inc., Class A (Canada)	68,559	2,156,696
Canvest Environmental Protection Group Co. Ltd. (Hong Kong)(d)	384,165	200,209
China Datang Corp. Renewable Power Co. Ltd., H Shares (China)	1,770,053	535,262
China Everbright Greentech Ltd. (China)(d)	487,643	167,543
Concord New Energy Group Ltd. (Hong Kong)	4,284,196	314,236
Encavis AG (Germany)(c)	76,166	1,393,602
Energix-Renewable Energies Ltd. (Israel)(c)	170,834	674,505
Enlight Renewable Energy Ltd. (Israel)(b)	721,230	1,612,916
eRex Co. Ltd. (Japan)	20,958	588,161
Falck Renewables S.p.A. (Italy)	91,618	629,030
Neoen S.A. (France)(b)(c)(d)	29,536	1,282,572
NextEra Energy Partners L.P.	59,634	4,623,424
Omega Geracao S.A. (Brazil)(b)	100,200	703,158
Ormat Technologies, Inc.(c)	35,202	2,454,987
RENOVA, Inc. (Japan)(b)	27,591	1,239,395
Scatec ASA (Norway)(d)	93,648	2,013,440
Solaria Energia y Medio Ambiente S.A. (Spain)(b)	58,926	1,136,509
See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Independent Power and Renewable Electricity Producers-(continued)
Solarpack Corp. Tecnologica S.A. (Spain)(b)	11,761	$364,693
SPCG PCL, NVDR (Thailand)	344,346	182,296
Sunnova Energy International, Inc.(b)(c)	63,704	2,427,122
Super Energy Corp. PCL, NVDR (Thailand)	12,946,877	358,459
Terna Energy S.A. (Greece)	36,424	489,793
TransAlta Renewables, Inc. (Canada)(c)	83,901	1,476,593
West Holdings Corp. (Japan)	17,996	805,926
		29,078,212
IT Services-0.67%
Kingsoft Cloud Holdings Ltd., ADR (China)(b)(c)	42,839	1,242,331
Switch, Inc., Class A(c)	74,692	1,543,137
		2,785,468
Machinery-2.80%
Alstom S.A. (France)(b)(c)	219,508	9,099,834
Energy Recovery, Inc.(b)	28,660	606,159
Riyue Heavy Industry Co. Ltd., A Shares (China)	45,700	246,327
Stadler Rail AG (Switzerland)	39,299	1,724,074
		11,676,394
Metals & Mining-0.65%
Schnitzer Steel Industries, Inc., Class A	20,351	1,066,799
Sims Ltd.	134,502	1,623,375
		2,690,174
Oil, Gas & Consumable Fuels-0.82%
Renewable Energy Group, Inc.(b)	34,557	2,116,616
REX American Resources Corp.(b)	4,239	347,598
VERBIO Vereinigte BioEnergie AG (Germany)	17,332	939,651
		3,403,865
Paper & Forest Products-2.95%
Canfor Corp. (Canada)(b)	49,210	949,629
Mercer International, Inc. (Germany)	33,651	391,361
Suzano S.A. (Brazil)(b)	588,500	6,182,160
West Fraser Timber Co. Ltd. (Canada)	66,772	4,786,659
		12,309,809
Real Estate Management & Development-1.06%
Deutsche EuroShop AG (Germany)	38,848	922,241
Platzer Fastigheter Holding AB, Class B (Sweden)	47,128	881,860
Swire Properties Ltd. (Hong Kong)	919,702	2,615,479
		4,419,580
Road & Rail-6.40%
Beijing-Shanghai High Speed Railway Co. Ltd., A Shares (China)	1,929,800	1,437,718
BTS Group Holdings PCL, NVDR (Thailand)	6,282,143	1,624,651
BTS Group Holdings PCL, Wts., expiring 12/31/2022 (Thailand)(b)(e)	314,107	0
BTS Group Holdings PCL, Wts., expiring 12/31/2024 (Thailand)(b)(e)	628,214	0
BTS Group Holdings PCL, Wts., expiring 12/31/2026 (Thailand)(b)(e)	1,256,428	0
Central Japan Railway Co. (Japan)	113,644	16,417,546
MTR Corp. Ltd. (Hong Kong)	1,214,592	7,197,339
		26,677,254
Semiconductors & Semiconductor Equipment-12.91%
Duk San Neolux Co. Ltd. (South Korea)(b)	8,492	451,824
	Shares	Value
Semiconductors & Semiconductor Equipment-(continued)
Enphase Energy, Inc.(b)	96,603	$18,315,929
First Solar, Inc.(b)	74,969	6,450,333
GCL System Integration Technology Co. Ltd., A Shares (China)(b)	276,100	182,177
JA Solar Technology Co. Ltd., A Shares (China)	50,200	474,296
JinkoSolar Holding Co. Ltd., ADR (China)(b)(c)	28,481	1,534,841
LONGi Green Energy Technology Co. Ltd., A Shares (China)	249,080	3,314,740
Motech Industries, Inc. (Taiwan)(b)	266,000	305,807
Sanan Optoelectronics Co. Ltd., A Shares (China)	211,300	1,393,546
SMA Solar Technology AG (Germany)(c)	8,183	428,503
SolarEdge Technologies, Inc.(b)	40,684	10,556,684
SunPower Corp.(b)(c)	67,026	1,660,234
TSEC Corp. (Taiwan)(b)	298,000	346,859
United Renewable Energy Co. Ltd. (Taiwan)(b)(e)	1,782,000	771,042
Xinyi Solar Holdings Ltd. (China)	3,809,834	7,647,906
		53,834,721
Software-0.10%
CM.com N.V. (Netherlands)(b)(d)	9,048	430,775
Transportation Infrastructure-0.40%
Taiwan High Speed Rail Corp. (Taiwan)	1,549,000	1,681,107
Water Utilities-0.34%
Beijing Enterprises Water Group Ltd. (China)(b)	3,545,499	1,300,272
China Everbright Water Ltd. (China)	674,592	119,564
		1,419,836
Total Common Stocks & Other Equity Interests (Cost $357,436,821)		411,549,889

Exchange-Traded Funds-1.13%
iShares MSCI India ETF (Cost $4,416,342)	105,541	4,716,627
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $361,853,163)		416,266,516
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.56%
Invesco Private Government Fund, 0.02%(f)(g)(h)	15,709,944	15,709,944
Invesco Private Prime Fund, 0.12%(f)(g)(h)	36,641,880	36,656,537
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $52,366,480)		52,366,481
TOTAL INVESTMENTS IN SECURITIES-112.39% (Cost $414,219,643)		468,632,997
OTHER ASSETS LESS LIABILITIES-(12.39)%		(51,680,308)
NET ASSETS-100.00%		$416,952,689

See accompanying notes which are an integral part of this schedule.

Invesco MSCI Sustainable Future ETF (ERTH)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
ETF	-Exchange-Traded Fund
NVDR	-Non-Voting Depositary Receipt
REIT	-Real Estate Investment Trust
Wts.	-Warrants

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $8,799,213, which represented 2.11% of the Fund’s Net Assets.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$62,841,621	$(62,841,621)	$-	$-	$-	$354
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	31,055,288	73,733,540	(89,078,884)	-	-	15,709,944	605*
Invesco Private Prime Fund	46,582,932	100,874,789	(110,801,185)	1	-	36,656,537	10,819*
Total	$77,638,220	$237,449,950	$(262,721,690)	$1	$-	$52,366,481	$11,778

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	22.09%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Raymond James SB-1 Equity ETF (RYJ)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Communication Services-3.89%
Altice USA, Inc., Class A(b)	22,258	$683,988
DISH Network Corp., Class A(b)	17,961	752,386
Facebook, Inc., Class A(b)	2,146	764,620
Telephone & Data Systems, Inc.	33,471	748,077
United States Cellular Corp.(b)(c)	20,445	743,380
WideOpenWest, Inc.(b)	34,218	761,008
ZipRecruiter, Inc., Class A(b)(c)	30,920	806,394
		5,259,853
Consumer Discretionary-11.79%
Alibaba Group Holding Ltd., ADR (China)(b)	3,517	686,483
Arko Corp.(b)	92,025	763,807
AutoZone, Inc.(b)	475	771,196
Bloomin’ Brands, Inc.(b)(c)	29,359	737,792
Chipotle Mexican Grill, Inc.(b)	419	780,781
Dave & Buster’s Entertainment, Inc.(b)	21,775	724,672
Dollar General Corp.	3,340	777,018
Everi Holdings, Inc.(b)	33,771	766,264
KB Home	18,582	788,620
M.D.C. Holdings, Inc.	15,198	810,357
Mohawk Industries, Inc.(b)	4,017	782,913
Newell Brands, Inc.	27,942	691,565
Polaris, Inc.(c)	5,626	737,400
PulteGroup, Inc.	14,341	786,891
Rent-A-Center, Inc.	13,833	791,524
Revolve Group, Inc.(b)	10,931	760,907
Ruth’s Hospitality Group, Inc.(b)	36,613	731,162
Target Corp.	2,929	764,615
Tempur Sealy International, Inc.	19,096	826,284
Texas Roadhouse, Inc.	7,806	719,479
Tractor Supply Co.	4,130	747,241
		15,946,971
Consumer Staples-1.69%
Darling Ingredients, Inc.(b)	11,127	768,542
Estee Lauder Cos., Inc. (The), Class A	2,305	769,478
Primo Water Corp.	44,754	739,784
		2,277,804
Energy-11.15%
APA Corp.	41,247	773,381
Black Stone Minerals L.P.	72,173	768,642
Brigham Minerals, Inc., Class A	39,227	770,418
Cheniere Energy, Inc.(b)	8,921	757,661
ConocoPhillips	13,283	744,645
DCP Midstream L.P.	27,624	754,135
Devon Energy Corp.	28,964	748,430
Diamondback Energy, Inc.	9,569	738,057
Energy Transfer L.P.	75,731	746,708
Enterprise Products Partners L.P.	32,005	722,353
Enviva Partners L.P.	13,917	751,518
Kimbell Royalty Partners L.P.	63,794	735,545
Marathon Oil Corp.	64,339	745,689
Marathon Petroleum Corp.	14,099	778,547
Northern Oil and Gas, Inc.	44,569	769,707
Occidental Petroleum Corp.	27,870	727,407
Pioneer Natural Resources Co.	5,233	760,721
Targa Resources Corp.	17,576	740,125
Valero Energy Corp.	11,858	794,130
Williams Cos., Inc. (The)	29,801	746,515
		15,074,334
	Shares	Value
Financials-22.25%
Allstate Corp. (The)	5,869	$763,263
Argo Group International Holdings Ltd.	14,806	771,837
Arthur J. Gallagher & Co.	5,302	738,622
AssetMark Financial Holdings, Inc.(b)	30,014	783,365
Axos Financial, Inc.(b)	15,999	765,552
Bancorp, Inc. (The)(b)	35,159	821,666
Banner Corp.	14,555	771,997
Barings BDC, Inc.	71,696	768,581
Chubb Ltd.	4,501	759,499
ConnectOne Bancorp, Inc.	30,415	799,914
Dime Community Bancshares, Inc.	24,409	805,985
Finance Of America Cos., Inc., Class A(b)	113,368	731,224
First Horizon Corp.	49,040	757,668
Hancock Whitney Corp.	17,708	774,017
Huntington Bancshares, Inc.	54,747	770,838
Intercontinental Exchange, Inc.	6,254	749,417
Ladder Capital Corp.	68,746	785,079
Lakeland Bancorp, Inc.	48,409	792,455
Level One Bancorp, Inc.	27,626	753,914
Live Oak Bancshares, Inc.(c)	12,094	727,938
Merchants Bancorp	19,466	713,234
Meta Financial Group, Inc.	15,755	783,023
Nexpoint Real Estate Finance, Inc.	24,347	474,766
OceanFirst Financial Corp.	39,330	766,935
Old Republic International Corp.	30,902	762,043
Old Second Bancorp, Inc.	63,205	731,914
Open Lending Corp., Class A(b)	18,847	716,186
Origin Bancorp, Inc.	18,957	771,171
Pacific Premier Bancorp, Inc.	20,268	769,779
PacWest Bancorp	18,518	737,387
Redwood Trust, Inc.	64,124	761,152
Signature Bank	3,176	720,857
SmartFinancial, Inc.	27,137	661,329
TPG RE Finance Trust, Inc., (Acquired 12/14/2020 - 07/27/2021; Cost $633,536)(d)	58,399	768,531
TriState Capital Holdings, Inc.(b)	37,265	756,852
Triumph Bancorp, Inc.(b)	10,081	772,809
Veritex Holdings, Inc.	23,620	792,451
Willis Towers Watson PLC	3,326	685,422
Wintrust Financial Corp.	10,792	770,549
Zions Bancorporation N.A.	14,959	780,112
		30,089,333
Health Care-12.90%
Acadia Healthcare Co., Inc.(b)	12,319	760,329
Acceleron Pharma, Inc.(b)	6,159	770,245
AngioDynamics, Inc.(b)	28,941	770,699
Antares Pharma, Inc.(b)	173,448	763,171
Apellis Pharmaceuticals, Inc.(b)(c)	11,494	735,501
Aveanna Healthcare Holdings, Inc.(b)	69,765	721,370
Blueprint Medicines Corp.(b)	8,814	774,486
Boston Scientific Corp.(b)	17,289	788,378
CareDx, Inc.(b)	8,888	746,948
Cigna Corp.	3,241	743,777
CVS Health Corp.	9,110	750,300
Cymabay Therapeutics, Inc.(b)(c)	179,230	706,166
Exact Sciences Corp.(b)	6,378	687,804
Flexion Therapeutics, Inc.(b)(c)	113,883	675,326
Health Catalyst, Inc.(b)(c)	13,298	772,082
HealthEquity, Inc.(b)	10,115	748,308
Mirum Pharmaceuticals, Inc.(b)	47,795	690,638
Ocular Therapeutix, Inc.(b)	62,109	683,820
See accompanying notes which are an integral part of this schedule.

Invesco Raymond James SB-1 Equity ETF (RYJ)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
PolyPid Ltd. (Israel)(b)	27,114	$221,521
REGENXBIO, Inc.(b)	20,154	651,377
Sol-Gel Technologies Ltd. (Israel)(b)(c)	27,828	312,508
Tarsus Pharmaceuticals, Inc.(b)	29,245	660,060
uniQure N.V. (Netherlands)(b)(c)	28,417	824,377
UnitedHealth Group, Inc.	1,816	748,591
VBI Vaccines, Inc.(b)(c)	246,808	735,488
		17,443,270
Industrials-8.97%
Alaska Air Group, Inc.(b)	12,983	753,404
Allegiant Travel Co.(b)	3,943	749,643
Axon Enterprise, Inc.(b)	4,173	776,261
Casella Waste Systems, Inc., Class A(b)	11,609	798,467
Delta Air Lines, Inc.(b)	18,333	731,487
Federal Signal Corp.	19,804	784,436
Forward Air Corp.	8,600	760,584
FTC Solar, Inc.(b)	71,285	722,830
PACCAR, Inc.	8,639	716,951
SkyWest, Inc.(b)	18,904	765,423
Tecnoglass, Inc.(c)	40,845	787,900
Union Pacific Corp.	3,429	750,128
United Parcel Service, Inc., Class B	3,530	675,501
Wabash National Corp.	53,501	783,255
Waste Connections, Inc.	6,067	768,628
WESCO International, Inc.(b)	7,541	802,739
		12,127,637
Information Technology-15.10%
Alarm.com Holdings, Inc.(b)	9,291	773,197
Avnet, Inc.	19,140	790,865
Cognex Corp.	8,921	806,548
EchoStar Corp., Class A(b)	33,666	750,752
Envestnet, Inc.(b)	10,178	765,691
Fidelity National Information Services, Inc.	5,156	768,502
GDS Holdings Ltd., ADR (China)(b)(c)	10,387	612,417
GoDaddy, Inc., Class A(b)	8,804	738,215
HubSpot, Inc.(b)	1,284	765,290
I3 Verticals, Inc., Class A(b)	23,672	755,610
Jabil, Inc.	13,535	805,874
Lumentum Holdings, Inc.(b)	9,128	766,661
Maxeon Solar Technologies Ltd.(b)	47,493	755,139
Microchip Technology, Inc.	5,440	778,573
Micron Technology, Inc.(b)	9,967	773,240
MiX Telematics Ltd., ADR (South Africa)	49,871	666,277
nLight, Inc.(b)	23,451	813,515
NVIDIA Corp.	3,842	749,152
Ping Identity Holding Corp.(b)(c)	32,944	727,074
Pure Storage, Inc., Class A(b)	38,037	742,482
QUALCOMM, Inc.	5,285	791,693
Rackspace Technology, Inc.(b)(c)	41,843	742,713
RingCentral, Inc., Class A(b)	2,764	738,734
salesforce.com, inc.(b)	3,036	734,499
	Shares	Value
Information Technology-(continued)
SS&C Technologies Holdings, Inc.	10,028	$786,095
SYNNEX Corp.	6,512	778,444
ViaSat, Inc.(b)	15,068	747,975
		20,425,227
Materials-0.54%
Scotts Miracle-Gro Co. (The)	4,145	733,499
Real Estate-11.17%
Agree Realty Corp.	10,162	763,674
American Homes 4 Rent, Class A	18,234	765,828
CareTrust REIT, Inc.	31,238	753,461
Digital Realty Trust, Inc.	4,894	754,459
EPR Properties	14,222	715,367
Equinix, Inc.	918	753,136
Four Corners Property Trust, Inc.	26,196	752,087
Gaming and Leisure Properties, Inc.	16,000	757,440
Healthcare Realty Trust, Inc.	23,924	762,697
Invitation Homes, Inc.	18,892	768,527
Landmark Infrastructure Partners L.P.	55,886	747,196
National Retail Properties, Inc.	15,431	754,113
PotlatchDeltic Corp.	14,546	755,519
Prologis, Inc.	5,919	757,869
QTS Realty Trust, Inc., Class A(c)	9,703	754,020
SBA Communications Corp., Class A	2,257	769,614
Uniti Group, Inc.	67,091	785,636
VICI Properties, Inc.(c)	23,834	743,382
Welltower, Inc.	8,618	748,560
Weyerhaeuser Co.	22,030	743,072
		15,105,657
Utilities-0.60%
Sunnova Energy International, Inc.(b)	21,175	806,767
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $109,243,114)		135,290,352
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-6.51%
Invesco Private Government Fund, 0.02%(e)(f)(g)	2,188,627	2,188,627
Invesco Private Prime Fund, 0.12%(e)(f)(g)	6,614,633	6,617,279
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $8,805,906)		8,805,906
TOTAL INVESTMENTS IN SECURITIES-106.56% (Cost $118,049,020)		144,096,258
OTHER ASSETS LESS LIABILITIES-(6.56)%		(8,864,587)
NET ASSETS-100.00%		$135,231,671

See accompanying notes which are an integral part of this schedule.

Invesco Raymond James SB-1 Equity ETF (RYJ)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Restricted security. The value of this security at July 31, 2021 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$312,084	$(312,084)	$-	$-	$-	$1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,616,622	7,772,824	(9,200,819)	-	-	2,188,627	106*
Invesco Private Prime Fund	5,424,933	18,041,631	(16,849,285)	-	-	6,617,279	1,882*
Total	$9,041,555	$26,126,539	$(26,362,188)	$-	$-	$8,805,906	$1,989

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 BuyWrite ETF (PBP)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-101.72%
Communication Services-11.42%
Activision Blizzard, Inc.	3,627	$303,290
Alphabet, Inc., Class A(b)	1,400	3,772,342
Alphabet, Inc., Class C(b)	1,325	3,583,356
AT&T, Inc.	33,326	934,794
Charter Communications, Inc., Class A(b)	643	478,424
Comcast Corp., Class A	21,260	1,250,726
Discovery, Inc., Class A(b)	788	22,860
Discovery, Inc., Class C(b)	1,404	38,062
DISH Network Corp., Class A(b)	1,161	48,634
Electronic Arts, Inc.	1,336	192,330
Facebook, Inc., Class A(b)	11,152	3,973,458
Fox Corp., Class A	1,527	54,453
Fox Corp., Class B	710	23,600
Interpublic Group of Cos., Inc. (The)	1,838	64,992
Live Nation Entertainment, Inc.(b)	675	53,251
Lumen Technologies, Inc.	4,647	57,948
Netflix, Inc.(b)	2,057	1,064,641
News Corp., Class A	1,827	44,999
News Corp., Class B	568	13,354
Omnicom Group, Inc.	1,004	73,111
Take-Two Interactive Software, Inc.(b)	540	93,647
T-Mobile US, Inc.(b)	2,736	394,039
Twitter, Inc.(b)	3,725	259,819
Verizon Communications, Inc.	19,211	1,071,590
ViacomCBS, Inc., Class B	2,829	115,791
Walt Disney Co. (The)(b)	8,440	1,485,609
		19,469,120
Consumer Discretionary-12.25%
Advance Auto Parts, Inc.	306	64,890
Amazon.com, Inc.(b)	1,996	6,641,870
Aptiv PLC(b)	1,262	210,565
AutoZone, Inc.(b)	101	163,981
Bath & Body Works, Inc.	1,094	87,597
Best Buy Co., Inc.	1,042	117,069
Booking Holdings, Inc.(b)	192	418,226
BorgWarner, Inc.	1,121	54,907
Caesars Entertainment, Inc.(b)	975	85,176
CarMax, Inc.(b)	761	101,936
Carnival Corp.(b)	3,729	80,733
Chipotle Mexican Grill, Inc.(b)	132	245,974
D.R. Horton, Inc.	1,532	146,199
Darden Restaurants, Inc.	611	89,133
Dollar General Corp.	1,102	256,369
Dollar Tree, Inc.(b)	1,083	108,073
Domino’s Pizza, Inc.	181	95,114
eBay, Inc.	3,023	206,199
Etsy, Inc.(b)	593	108,821
Expedia Group, Inc.(b)	660	106,174
Ford Motor Co.(b)	18,301	255,299
Gap, Inc. (The)	970	28,295
Garmin Ltd.	700	110,040
General Motors Co.(b)	5,959	338,710
Genuine Parts Co.	675	85,671
Hanesbrands, Inc.	1,631	29,782
Hasbro, Inc.	598	59,465
Hilton Worldwide Holdings, Inc.(b)	1,300	170,885
Home Depot, Inc. (The)	4,937	1,620,274
Las Vegas Sands Corp.(b)	1,534	64,965
Leggett & Platt, Inc.	622	29,875
Lennar Corp., Class A	1,288	135,433
LKQ Corp.(b)	1,299	65,924
	Shares	Value
Consumer Discretionary-(continued)
Lowe’s Cos., Inc.	3,300	$635,877
Marriott International, Inc., Class A(b)	1,247	182,037
McDonald’s Corp.	3,483	845,359
MGM Resorts International	1,902	71,382
Mohawk Industries, Inc.(b)	273	53,208
Newell Brands, Inc.	1,768	43,758
NIKE, Inc., Class B	5,951	996,852
Norwegian Cruise Line Holdings Ltd.(b)	1,728	41,524
NVR, Inc.(b)	15	78,339
O’Reilly Automotive, Inc.(b)	326	196,852
Penn National Gaming, Inc.(b)	694	47,456
Pool Corp.	187	89,352
PulteGroup, Inc.	1,236	67,819
PVH Corp.(b)	333	34,838
Ralph Lauren Corp.	226	25,655
Ross Stores, Inc.	1,664	204,156
Royal Caribbean Cruises Ltd.(b)	1,022	78,561
Starbucks Corp.	5,500	667,865
Tapestry, Inc.(b)	1,303	55,117
Target Corp.	2,309	602,764
Tesla, Inc.(b)	3,583	2,462,238
TJX Cos., Inc. (The)	5,629	387,331
Tractor Supply Co.	538	97,340
Ulta Beauty, Inc.(b)	256	85,965
Under Armour, Inc., Class A(b)	881	18,016
Under Armour, Inc., Class C(b)	918	16,083
VF Corp.	1,502	120,460
Whirlpool Corp.	292	64,690
Wynn Resorts Ltd.(b)	492	48,378
Yum! Brands, Inc.	1,392	182,895
		20,885,791
Consumer Staples-5.95%
Altria Group, Inc.	8,638	414,969
Archer-Daniels-Midland Co.	2,610	155,869
Brown-Forman Corp., Class B	854	60,566
Campbell Soup Co.	949	41,490
Church & Dwight Co., Inc.	1,144	99,047
Clorox Co. (The)	580	104,916
Coca-Cola Co. (The)	18,087	1,031,502
Colgate-Palmolive Co.	3,948	313,866
Conagra Brands, Inc.	2,242	75,085
Constellation Brands, Inc., Class A	788	176,780
Costco Wholesale Corp.	2,048	880,067
Estee Lauder Cos., Inc. (The), Class A	1,082	361,204
General Mills, Inc.	2,849	167,692
Hershey Co. (The)	683	122,175
Hormel Foods Corp.	1,317	61,082
JM Smucker Co. (The)	512	67,128
Kellogg Co.	1,177	74,575
Kimberly-Clark Corp.	1,575	213,759
Kraft Heinz Co. (The)	3,028	116,487
Kroger Co. (The)	3,537	143,956
Lamb Weston Holdings, Inc.	684	45,671
McCormick & Co., Inc.	1,163	97,890
Molson Coors Beverage Co., Class B(b)	880	43,023
Mondelez International, Inc., Class A	6,556	414,733
Monster Beverage Corp.(b)	1,728	162,985
PepsiCo, Inc.	6,403	1,004,951
Philip Morris International, Inc.	7,274	728,055
Procter & Gamble Co. (The)	11,371	1,617,297
Sysco Corp.	2,388	177,190
Tyson Foods, Inc., Class A	1,377	98,400
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Walgreens Boots Alliance, Inc.	3,352	$158,047
Walmart, Inc.	6,408	913,460
		10,143,917
Energy-2.60%
APA Corp.	1,766	33,112
Baker Hughes Co., Class A	3,398	72,173
Cabot Oil & Gas Corp.	1,867	29,872
Chevron Corp.	9,021	918,428
ConocoPhillips	6,299	353,122
Devon Energy Corp.	2,782	71,887
Diamondback Energy, Inc.	845	65,175
EOG Resources, Inc.	2,724	198,471
Exxon Mobil Corp.	19,622	1,129,639
Halliburton Co.	4,157	85,967
Hess Corp.	1,282	97,996
Kinder Morgan, Inc.	9,098	158,123
Marathon Oil Corp.	3,681	42,663
Marathon Petroleum Corp.	2,976	164,335
NOV, Inc.(b)	1,824	25,189
Occidental Petroleum Corp.	3,924	102,416
ONEOK, Inc.	2,081	108,150
Phillips 66	2,045	150,164
Pioneer Natural Resources Co.	1,082	157,290
Schlumberger N.V.	6,532	188,318
Valero Energy Corp.	1,909	127,846
Williams Cos., Inc. (The)	5,675	142,159
		4,422,495
Financials-11.14%
Aflac, Inc.	2,953	162,415
Allstate Corp. (The)	1,397	181,680
American Express Co.	3,037	517,900
American International Group, Inc.	4,009	189,826
Ameriprise Financial, Inc.	541	139,340
Aon PLC, Class A	1,053	273,812
Arthur J. Gallagher & Co.	957	133,320
Assurant, Inc.	283	44,660
Bank of America Corp.	35,002	1,342,677
Bank of New York Mellon Corp. (The)	3,765	193,257
Berkshire Hathaway, Inc., Class B(b)	8,811	2,452,013
BlackRock, Inc.	662	574,067
Capital One Financial Corp.	2,107	340,702
Cboe Global Markets, Inc.	499	59,117
Charles Schwab Corp. (The)	7,001	475,718
Chubb Ltd.	2,099	354,185
Cincinnati Financial Corp.	700	82,516
Citigroup, Inc.	9,648	652,398
Citizens Financial Group, Inc.	1,989	83,856
CME Group, Inc., Class A	1,677	355,742
Comerica, Inc.	652	44,766
Discover Financial Services	1,424	177,032
Everest Re Group Ltd.	187	47,279
Fifth Third Bancorp	3,289	119,358
First Republic Bank	822	160,306
Franklin Resources, Inc.	1,272	37,588
Globe Life, Inc.	443	41,248
Goldman Sachs Group, Inc. (The)	1,588	595,309
Hartford Financial Services Group, Inc. (The)	1,669	106,182
Huntington Bancshares, Inc.	6,892	97,039
Intercontinental Exchange, Inc.	2,628	314,913
Invesco Ltd.(c)	1,768	43,104
JPMorgan Chase & Co.	14,067	2,135,089
	Shares	Value
Financials-(continued)
KeyCorp	4,534	$89,138
Lincoln National Corp.	836	51,514
Loews Corp.	1,045	56,043
M&T Bank Corp.	601	80,444
MarketAxess Holdings, Inc.	177	84,105
Marsh & McLennan Cos., Inc.	2,373	349,353
MetLife, Inc.	3,473	200,392
Moody’s Corp.	751	282,376
Morgan Stanley	6,953	667,349
MSCI, Inc.	385	229,445
Nasdaq, Inc.	536	100,087
Northern Trust Corp.	972	109,690
People’s United Financial, Inc.	1,997	31,353
PNC Financial Services Group, Inc. (The)	1,983	361,719
Principal Financial Group, Inc.	1,181	73,376
Progressive Corp. (The)	2,732	259,977
Prudential Financial, Inc.	1,839	184,415
Raymond James Financial, Inc.	572	74,063
Regions Financial Corp.	4,490	86,432
S&P Global, Inc.	1,124	481,881
State Street Corp.	1,624	141,515
SVB Financial Group(b)	263	144,639
Synchrony Financial	2,526	118,773
T. Rowe Price Group, Inc.	1,059	216,205
Travelers Cos., Inc. (The)	1,174	174,832
Truist Financial Corp.	6,278	341,712
U.S. Bancorp	6,327	351,402
Unum Group	954	26,140
W.R. Berkley Corp.	654	47,853
Wells Fargo & Co.	19,294	886,366
Willis Towers Watson PLC	602	124,060
Zions Bancorporation N.A.	766	39,947
		18,995,010
Health Care-13.66%
Abbott Laboratories	8,293	1,003,287
AbbVie, Inc.	8,179	951,218
ABIOMED, Inc.(b)	211	69,027
Agilent Technologies, Inc.	1,416	216,974
Align Technology, Inc.(b)	336	233,789
AmerisourceBergen Corp.	691	84,419
Amgen, Inc.	2,682	647,810
Anthem, Inc.	1,142	438,539
Baxter International, Inc.	2,347	181,540
Becton, Dickinson and Co.	1,358	347,308
Biogen, Inc.(b)	703	229,691
Bio-Rad Laboratories, Inc., Class A(b)	101	74,691
Boston Scientific Corp.(b)	6,633	302,465
Bristol-Myers Squibb Co.	10,427	707,680
Cardinal Health, Inc.	1,355	80,460
Catalent, Inc.(b)	796	95,369
Centene Corp.(b)	2,720	186,619
Cerner Corp.	1,406	113,028
Charles River Laboratories International, Inc.(b)	234	95,219
Cigna Corp.	1,602	367,643
Cooper Cos., Inc. (The)	230	97,007
CVS Health Corp.	6,145	506,102
Danaher Corp.	2,963	881,463
DaVita, Inc.(b)	328	39,442
DENTSPLY SIRONA, Inc.	1,019	67,295
DexCom, Inc.(b)	452	233,011
Edwards Lifesciences Corp.(b)	2,901	325,695
Eli Lilly and Co.	3,715	904,602

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Gilead Sciences, Inc.	5,854	$399,770
HCA Healthcare, Inc.	1,227	304,541
Henry Schein, Inc.(b)	657	52,659
Hologic, Inc.(b)	1,197	89,823
Humana, Inc.	602	256,368
IDEXX Laboratories, Inc.(b)	398	270,055
Illumina, Inc.(b)	682	338,102
Incyte Corp.(b)	873	67,527
Intuitive Surgical, Inc.(b)	553	548,277
IQVIA Holdings, Inc.(b)	895	221,692
Johnson & Johnson	12,241	2,107,900
Laboratory Corp. of America Holdings(b)	455	134,748
McKesson Corp.	738	150,427
Medtronic PLC	6,280	824,627
Merck & Co., Inc.	11,818	908,450
Mettler-Toledo International, Inc.(b)	108	159,161
Moderna, Inc.(b)	1,423	503,173
Organon & Co.(b)	1,182	34,290
PerkinElmer, Inc.	523	95,306
Perrigo Co. PLC	624	29,971
Pfizer, Inc.	25,963	1,111,476
Quest Diagnostics, Inc.	609	86,356
Regeneron Pharmaceuticals, Inc.(b)	489	280,984
ResMed, Inc.	679	184,552
STERIS PLC	456	99,385
Stryker Corp.	1,530	414,538
Teleflex, Inc.	218	86,640
Thermo Fisher Scientific, Inc.	1,834	990,378
UnitedHealth Group, Inc.	4,385	1,807,585
Universal Health Services, Inc., Class B	364	58,389
Vertex Pharmaceuticals, Inc.(b)	1,208	243,509
Viatris, Inc.	5,646	79,439
Waters Corp.(b)	288	112,265
West Pharmaceutical Services, Inc.	345	142,047
Zimmer Biomet Holdings, Inc.	974	159,171
Zoetis, Inc.	2,216	449,183
		23,284,157
Industrials-8.57%
3M Co.	2,705	535,428
A.O. Smith Corp.	628	44,167
Alaska Air Group, Inc.(b)	582	33,773
Allegion PLC	421	57,509
American Airlines Group, Inc.(b)	2,997	61,079
AMETEK, Inc.	1,079	150,035
Boeing Co. (The)(b)	2,566	581,148
C.H. Robinson Worldwide, Inc.	621	55,375
Carrier Global Corp.	3,813	210,668
Caterpillar, Inc.	2,557	528,660
Cintas Corp.	412	162,402
Copart, Inc.(b)	972	142,884
CSX Corp.	10,605	342,754
Cummins, Inc.	683	158,524
Deere & Co.	1,456	526,475
Delta Air Lines, Inc.(b)	2,988	119,221
Dover Corp.	672	112,305
Eaton Corp. PLC	1,860	293,973
Emerson Electric Co.	2,799	282,391
Equifax, Inc.	568	148,021
Expeditors International of Washington, Inc.	789	101,189
Fastenal Co.	2,683	146,948
FedEx Corp.	1,139	318,863
Fortive Corp.	1,580	114,803
	Shares	Value
Industrials-(continued)
Fortune Brands Home & Security, Inc.	646	$62,966
Generac Holdings, Inc.(b)	294	123,292
General Dynamics Corp.	1,068	209,360
General Electric Co.	40,975	530,626
Honeywell International, Inc.	3,241	757,713
Howmet Aerospace, Inc.(b)	1,826	59,929
Huntington Ingalls Industries, Inc.	188	38,564
IDEX Corp.	354	80,248
IHS Markit Ltd.	1,750	204,470
Illinois Tool Works, Inc.	1,342	304,191
Ingersoll Rand, Inc.(b)	1,744	85,215
J.B. Hunt Transport Services, Inc.	389	65,527
Jacobs Engineering Group, Inc.	608	82,232
Johnson Controls International PLC	3,345	238,900
Kansas City Southern	424	113,547
L3Harris Technologies, Inc.	956	216,763
Leidos Holdings, Inc.	621	66,087
Lockheed Martin Corp.	1,141	424,075
Masco Corp.	1,185	70,756
Nielsen Holdings PLC	1,675	39,681
Norfolk Southern Corp.	1,168	301,145
Northrop Grumman Corp.	699	253,751
Old Dominion Freight Line, Inc.	444	119,503
Otis Worldwide Corp.	1,884	168,712
PACCAR, Inc.	1,620	134,444
Parker-Hannifin Corp.	602	187,842
Pentair PLC	777	57,242
Quanta Services, Inc.	651	59,176
Raytheon Technologies Corp.	7,072	614,910
Republic Services, Inc.	984	116,466
Robert Half International, Inc.	527	51,757
Rockwell Automation, Inc.	542	166,622
Rollins, Inc.	1,035	39,671
Roper Technologies, Inc.	491	241,248
Snap-on, Inc.	252	54,931
Southwest Airlines Co.(b)	2,763	139,587
Stanley Black & Decker, Inc.	754	148,576
Teledyne Technologies, Inc.(b)	218	98,704
Textron, Inc.	1,055	72,805
Trane Technologies PLC	1,116	227,229
TransDigm Group, Inc.(b)	257	164,760
Union Pacific Corp.	3,101	678,375
United Airlines Holdings, Inc.(b)	1,512	70,641
United Parcel Service, Inc., Class B	3,376	646,031
United Rentals, Inc.(b)	338	111,388
Verisk Analytics, Inc.	756	143,595
W.W. Grainger, Inc.	204	90,694
Wabtec Corp.	830	70,442
Waste Management, Inc.	1,812	268,647
Xylem, Inc.	841	105,840
		14,607,471
Information Technology-28.28%
Accenture PLC, Class A	2,967	942,557
Adobe, Inc.(b)	2,218	1,378,775
Advanced Micro Devices, Inc.(b)	5,671	602,204
Akamai Technologies, Inc.(b)	760	91,139
Amphenol Corp., Class A	2,791	202,320
Analog Devices, Inc.	1,722	288,297
ANSYS, Inc.(b)	406	149,595
Apple, Inc.	73,052	10,655,365
Applied Materials, Inc.	4,283	599,320
Arista Networks, Inc.(b)	257	97,760

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
Autodesk, Inc.(b)	1,027	$329,801
Automatic Data Processing, Inc.	1,986	416,325
Broadcom, Inc.	1,906	925,172
Broadridge Financial Solutions, Inc.	542	94,032
Cadence Design Systems, Inc.(b)	1,298	191,650
CDW Corp.	655	120,094
Cisco Systems, Inc.	19,544	1,082,151
Citrix Systems, Inc.	579	58,334
Cognizant Technology Solutions Corp., Class A	2,464	181,178
Corning, Inc.	3,619	151,491
DXC Technology Co.(b)	1,190	47,576
Enphase Energy, Inc.(b)	634	120,206
F5 Networks, Inc.(b)	278	57,410
Fidelity National Information Services, Inc.	2,894	431,351
Fiserv, Inc.(b)	2,780	320,006
FleetCor Technologies, Inc.(b)	389	100,448
Fortinet, Inc.(b)	633	172,328
Gartner, Inc.(b)	401	106,157
Global Payments, Inc.	1,378	266,519
Hewlett Packard Enterprise Co.	6,100	88,450
HP, Inc.	5,607	161,874
Intel Corp.	18,735	1,006,444
International Business Machines Corp.	4,171	587,944
Intuit, Inc.	1,275	675,712
IPG Photonics Corp.(b)	168	36,651
Jack Henry & Associates, Inc.	347	60,409
Juniper Networks, Inc.	1,531	43,082
Keysight Technologies, Inc.(b)	860	141,513
KLA Corp.	715	248,934
Lam Research Corp.	666	424,515
Mastercard, Inc., Class A	4,062	1,567,688
Maxim Integrated Products, Inc.	1,252	125,087
Microchip Technology, Inc.	1,277	182,764
Micron Technology, Inc.(b)	5,235	406,131
Microsoft Corp.	35,078	9,994,073
Monolithic Power Systems, Inc.	201	90,301
Motorola Solutions, Inc.	791	177,121
NetApp, Inc.	1,040	82,774
NortonLifeLock, Inc.	2,709	67,237
NVIDIA Corp.	11,584	2,258,764
NXP Semiconductors N.V. (China)	1,287	265,624
Oracle Corp.	8,479	738,860
Paychex, Inc.	1,496	170,275
Paycom Software, Inc.(b)	229	91,600
PayPal Holdings, Inc.(b)	5,455	1,503,016
PTC, Inc.(b)	492	66,641
Qorvo, Inc.(b)	526	99,724
QUALCOMM, Inc.	5,265	788,697
salesforce.com, inc.(b)	4,497	1,087,959
Seagate Technology Holdings PLC	930	81,747
ServiceNow, Inc.(b)	921	541,447
Skyworks Solutions, Inc.	770	142,073
Synopsys, Inc.(b)	712	205,049
TE Connectivity Ltd.	1,542	227,399
Teradyne, Inc.	777	98,679
Texas Instruments, Inc.	4,310	821,572
Trimble, Inc.(b)	1,172	100,206
Tyler Technologies, Inc.(b)	190	93,602
VeriSign, Inc.(b)	462	99,963
Visa, Inc., Class A	7,860	1,936,626
Western Digital Corp.(b)	1,431	92,915
Western Union Co. (The)	1,911	44,354
	Shares	Value
Information Technology-(continued)
Xilinx, Inc.	1,149	$172,166
Zebra Technologies Corp., Class A(b)	249	137,568
		48,214,791
Materials-2.64%
Air Products and Chemicals, Inc.	1,033	300,634
Albemarle Corp.	545	112,292
Amcor PLC	7,202	83,255
Avery Dennison Corp.	387	81,533
Ball Corp.	1,533	123,989
Celanese Corp.	526	81,935
CF Industries Holdings, Inc.	1,002	47,345
Corteva, Inc.	3,444	147,334
Dow, Inc.	3,489	216,876
DuPont de Nemours, Inc.	2,484	186,424
Eastman Chemical Co.	638	71,915
Ecolab, Inc.	1,162	256,604
FMC Corp.	602	64,384
Freeport-McMoRan, Inc.	6,841	260,642
International Flavors & Fragrances, Inc.	1,162	175,044
International Paper Co.	1,830	105,701
Linde PLC (United Kingdom)	2,428	746,343
LyondellBasell Industries N.V., Class A	1,202	119,395
Martin Marietta Materials, Inc.	291	105,720
Mosaic Co. (The)	1,614	50,405
Newmont Corp.	3,739	234,884
Nucor Corp.	1,398	145,420
Packaging Corp. of America	444	62,826
PPG Industries, Inc.	1,106	180,853
Sealed Air Corp.	710	40,293
Sherwin-Williams Co. (The)	1,117	325,081
Vulcan Materials Co.	620	111,594
Westrock Co.	1,243	61,168
		4,499,889
Real Estate-2.68%
Alexandria Real Estate Equities, Inc.	641	129,059
American Tower Corp.	2,122	600,102
AvalonBay Communities, Inc.	652	148,545
Boston Properties, Inc.	663	77,823
CBRE Group, Inc., Class A(b)	1,568	151,249
Crown Castle International Corp.	2,017	389,463
Digital Realty Trust, Inc.	1,314	202,566
Duke Realty Corp.	1,752	89,142
Equinix, Inc.	418	342,931
Equity Residential	1,607	135,197
Essex Property Trust, Inc.	303	99,414
Extra Space Storage, Inc.	625	108,838
Federal Realty Investment Trust	331	38,902
Healthpeak Properties, Inc.	2,517	93,054
Host Hotels & Resorts, Inc.(b)	3,298	52,537
Iron Mountain, Inc.	1,349	59,032
Kimco Realty Corp.	2,025	43,193
Mid-America Apartment Communities, Inc.	534	103,115
Prologis, Inc.	3,453	442,122
Public Storage	711	222,173
Realty Income Corp.	1,744	122,586
Regency Centers Corp.	738	48,273
SBA Communications Corp., Class A	510	173,905
Simon Property Group, Inc.	1,534	194,082
UDR, Inc.	1,387	76,271
Ventas, Inc.	1,753	104,794
Vornado Realty Trust	733	31,886

See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 BuyWrite ETF (PBP)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
Welltower, Inc.	1,949	$169,290
Weyerhaeuser Co.	3,500	118,055
		4,567,599
Utilities-2.53%
AES Corp. (The)	3,112	73,754
Alliant Energy Corp.	1,168	68,363
Ameren Corp.	1,193	100,116
American Electric Power Co., Inc.	2,332	205,496
American Water Works Co., Inc.	846	143,913
Atmos Energy Corp.	609	60,041
CenterPoint Energy, Inc.	2,711	69,022
CMS Energy Corp.	1,352	83,540
Consolidated Edison, Inc.	1,601	118,106
Dominion Energy, Inc.	3,764	281,811
DTE Energy Co.	905	106,175
Duke Energy Corp.	3,590	377,345
Edison International	1,773	96,628
Entergy Corp.	936	96,333
Evergy, Inc.	1,071	69,851
Eversource Energy	1,604	138,377
Exelon Corp.	4,561	213,455
FirstEnergy Corp.	2,540	97,333
NextEra Energy, Inc.	9,155	713,174
	Shares	Value
Utilities-(continued)
NiSource, Inc.	1,833	$45,403
NRG Energy, Inc.	1,144	47,179
Pinnacle West Capital Corp.	527	44,031
PPL Corp.	3,594	101,962
Public Service Enterprise Group, Inc.	2,359	146,801
Sempra Energy	1,471	192,186
Southern Co. (The)	4,941	315,582
WEC Energy Group, Inc.	1,472	138,574
Xcel Energy, Inc.	2,514	171,580
		4,316,131
Total Common Stocks & Other Equity Interests (Cost $99,746,884)		173,406,371
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $34,857)	34,857	34,857
TOTAL INVESTMENTS IN SECURITIES-101.74% (Cost $99,781,741)		173,441,228
OTHER ASSETS LESS LIABILITIES-(1.74)%		(2,960,082)
NET ASSETS-100.00%		$170,481,146

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Invesco Ltd.	$51,975	$312	$(4,381)	$(4,510)	$(292)	$43,104	$327
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	-	861,549	(826,692)	-	-	34,857	5
Total	$51,975	$861,861	$(831,073)	$(4,510)	$(292)	$77,961	$332

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.

Open Exchange-Traded Index Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price	Premiums Received	Notional Value*	Value	Unrealized Appreciation (Depreciation)
Equity Risk
S&P 500 Index	Call	08/20/2021	394	$ 4,360	$ (2,373,964)	$171,784,000	$(2,958,940)	$ (584,976)

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500® Quality ETF (SPHQ)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.78%
Communication Services-0.16%
Interpublic Group of Cos., Inc. (The)	139,302	$4,925,719
Consumer Discretionary-6.43%
Best Buy Co., Inc.	134,315	15,090,290
eBay, Inc.	250,447	17,082,990
Etsy, Inc.(b)(c)	63,350	11,625,358
Genuine Parts Co.	57,853	7,342,703
Lennar Corp., Class A	106,820	11,232,123
Newell Brands, Inc.	141,226	3,495,344
NVR, Inc.(b)	1,188	6,204,449
Pool Corp.	15,284	7,303,001
PulteGroup, Inc.	100,827	5,532,377
Ross Stores, Inc.	155,102	19,029,464
Target Corp.	205,556	53,660,394
TJX Cos., Inc. (The)	484,890	33,365,281
Ulta Beauty, Inc.(b)	22,269	7,477,930
Under Armour, Inc., Class A(b)	74,259	1,518,597
		199,960,301
Consumer Staples-8.21%
Brown-Forman Corp., Class B	67,839	4,811,142
Campbell Soup Co.	78,184	3,418,204
Clorox Co. (The)	55,374	10,016,603
General Mills, Inc.	210,553	12,393,150
Hershey Co. (The)	54,744	9,792,607
Procter & Gamble Co. (The)	1,001,528	142,447,327
Walmart, Inc.	508,051	72,422,670
		255,301,703
Energy-0.50%
Baker Hughes Co., Class A(c)	337,245	7,163,084
Devon Energy Corp.	234,885	6,069,429
NOV, Inc.(b)	160,388	2,214,958
		15,447,471
Financials-22.63%
American Express Co.	314,465	53,625,716
Ameriprise Financial, Inc.	50,617	13,036,915
Assurant, Inc.	23,391	3,691,334
Bank of America Corp.	3,067,456	117,667,612
Capital One Financial Corp.	238,518	38,568,361
Citizens Financial Group, Inc.	166,609	7,024,235
Comerica, Inc.	75,925	5,213,011
Discover Financial Services	146,000	18,150,720
Huntington Bancshares, Inc.	525,327	7,396,604
JPMorgan Chase & Co.	920,256	139,676,456
M&T Bank Corp.	50,843	6,805,336
MarketAxess Holdings, Inc.	16,401	7,793,263
Moody’s Corp.	56,857	21,378,232
PNC Financial Services Group, Inc. (The)	179,813	32,799,689
Raymond James Financial, Inc.	43,556	5,639,631
Regions Financial Corp.	403,500	7,767,375
S&P Global, Inc.	125,224	53,686,033
Synchrony Financial	220,919	10,387,611
T. Rowe Price Group, Inc.	80,741	16,484,083
U.S. Bancorp	705,191	39,166,308
W.R. Berkley Corp.	55,459	4,057,935
Wells Fargo & Co.	1,943,255	89,273,135
Zions Bancorporation N.A.	88,843	4,633,162
		703,922,757
Health Care-12.00%
Abbott Laboratories	649,442	78,569,493
	Shares	Value
Health Care-(continued)
Biogen, Inc.(b)	34,933	$11,413,659
Cardinal Health, Inc.	146,035	8,671,558
Cigna Corp.	135,371	31,066,291
Cooper Cos., Inc. (The)	18,980	8,005,195
Eli Lilly and Co.	245,257	59,720,079
Hologic, Inc.(b)	97,213	7,294,864
IDEXX Laboratories, Inc.(b)	38,905	26,398,210
Pfizer, Inc.	2,079,121	89,007,170
Vertex Pharmaceuticals, Inc.(b)	99,249	20,006,613
Zoetis, Inc.	162,552	32,949,290
		373,102,422
Industrials-9.44%
3M Co.	219,612	43,469,999
A.O. Smith Corp.	58,743	4,131,395
Allegion PLC	35,292	4,820,887
Cintas Corp.	30,470	12,010,665
Cummins, Inc.	51,941	12,055,506
Fastenal Co.	219,399	12,016,483
Fortive Corp.	133,462	9,697,349
Generac Holdings, Inc.(b)	21,248	8,910,561
Howmet Aerospace, Inc.(b)	145,240	4,766,777
Illinois Tool Works, Inc.	111,736	25,327,199
Lockheed Martin Corp.	112,607	41,852,644
Northrop Grumman Corp.	55,101	20,002,765
Robert Half International, Inc.	50,469	4,956,560
Rollins, Inc.	83,547	3,202,357
Snap-on, Inc.	19,618	4,276,332
Trane Technologies PLC	111,339	22,669,734
United Parcel Service, Inc., Class B	311,495	59,607,683
		293,774,896
Information Technology-37.90%
Adobe, Inc.(b)	168,634	104,827,953
Apple, Inc.	1,179,300	172,012,698
Applied Materials, Inc.	348,173	48,719,848
Automatic Data Processing, Inc.	156,258	32,756,364
Cisco Systems, Inc.	1,696,651	93,943,566
Cognizant Technology Solutions Corp., Class A	187,659	13,798,566
FleetCor Technologies, Inc.(b)	30,028	7,753,830
Fortinet, Inc.(b)	78,345	21,328,643
Jack Henry & Associates, Inc.	25,246	4,395,076
KLA Corp.	65,893	22,941,307
Lam Research Corp.	55,714	35,512,661
Mastercard, Inc., Class A	356,905	137,743,916
Maxim Integrated Products, Inc.	98,201	9,811,262
Microsoft Corp.	591,277	168,460,730
Oracle Corp.	695,637	60,617,808
Paychex, Inc.	120,243	13,686,058
Qorvo, Inc.(b)	40,362	7,652,232
Texas Instruments, Inc.	397,940	75,855,323
Visa, Inc., Class A	597,090	147,117,005
		1,178,934,846
Materials-2.21%
Celanese Corp.	45,369	7,067,129
Dow, Inc.	262,455	16,314,203
Newmont Corp.	305,843	19,213,057
Sherwin-Williams Co. (The)	90,136	26,232,280
		68,826,669
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500® Quality ETF (SPHQ)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Real Estate-0.30%
Weyerhaeuser Co.	276,041	$9,310,863
Total Common Stocks & Other Equity Interests (Cost $2,631,089,836)		3,103,507,647
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $3,508,791)	3,508,791	3,508,791
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.89% (Cost $2,634,598,627)		3,107,016,438
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.63%
Invesco Private Government Fund, 0.02%(d)(e)(f)	5,831,507	5,831,507
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.12%(d)(e)(f)	13,601,409	$13,606,849
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,438,356)		19,438,356
TOTAL INVESTMENTS IN SECURITIES-100.52% (Cost $2,654,036,983)		3,126,454,794
OTHER ASSETS LESS LIABILITIES-(0.52)%		(16,027,866)
NET ASSETS-100.00%		$3,110,426,928

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,406,928	$14,347,203	$(12,245,340)	$-	$-	$3,508,791	$157
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,617,056	22,342,434	(26,127,983)	-	-	5,831,507	175*
Invesco Private Prime Fund	14,425,585	49,884,466	(50,703,202)	-	-	13,606,849	3,073*
Total	$25,449,569	$86,574,103	$(89,076,525)	$-	$-	$22,947,147	$3,405

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P Spin-Off ETF (CSD)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-5.52%
Madison Square Garden Entertainment Corp.(b)	17,238	$1,205,970
Vimeo, Inc.(b)	67,636	3,030,093
		4,236,063
Consumer Discretionary-17.21%
frontdoor, inc.(b)	46,415	2,271,550
Kontoor Brands, Inc.	30,038	1,663,505
Penn National Gaming, Inc.(b)	60,114	4,110,595
Veoneer, Inc. (Sweden)(b)(c)	65,001	2,035,831
Wyndham Hotels & Resorts, Inc.	43,247	3,116,379
		13,197,860
Energy-8.53%
ChampionX Corp.(b)	99,688	2,316,749
DT Midstream, Inc.(b)	54,033	2,290,999
Equitrans Midstream Corp.	234,694	1,929,185
		6,536,933
Financials-2.73%
Brighthouse Financial, Inc.(b)	48,523	2,089,400
Health Care-6.37%
Covetrus, Inc.(b)	63,829	1,625,086
Organon & Co.(b)	112,334	3,258,810
		4,883,896
Industrials-29.54%
Arcosa, Inc.	30,501	1,670,235
Carrier Global Corp.	115,484	6,380,491
IAA, Inc.(b)	60,103	3,635,029
nVent Electric PLC	84,450	2,669,464
Otis Worldwide Corp.	67,065	6,005,671
Resideo Technologies, Inc.(b)	77,534	2,287,253
		22,648,143
Information Technology-7.62%
Concentrix Corp.(b)	19,183	3,140,833
Vontier Corp.	83,503	2,701,322
		5,842,155
	Shares	Value
Materials-14.60%
Corteva, Inc.	129,984	$5,560,716
Dow, Inc.	90,589	5,631,012
		11,191,728
Real Estate-7.83%
Apartment Income REIT Corp.	69,095	3,637,161
CorePoint Lodging, Inc.(b)	20,767	279,108
JBG SMITH Properties	63,911	2,085,416
		6,001,685
Total Common Stocks & Other Equity Interests (Cost $59,122,989)		76,627,863
Money Market Funds-0.27%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $206,522)	206,522	206,522
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.22% (Cost $59,329,511)		76,834,385
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.57%
Invesco Private Government Fund, 0.02%(d)(e)(f)	266,866	266,866
Invesco Private Prime Fund, 0.12%(d)(e)(f)	1,704,445	1,705,126
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,971,992)		1,971,992
TOTAL INVESTMENTS IN SECURITIES-102.79% (Cost $61,301,503)		78,806,377
OTHER ASSETS LESS LIABILITIES-(2.79)%		(2,137,710)
NET ASSETS-100.00%		$76,668,667
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$175,341	$2,794,152	$(2,762,971)	$-	$-	$206,522	$17
See accompanying notes which are an integral part of this schedule.

Invesco S&P Spin-Off ETF (CSD)—(continued)
July 31, 2021
(Unaudited)
	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$557,174	$1,564,124	$(1,854,432)	$-	$-	$266,866	$14*
Invesco Private Prime Fund	835,762	4,254,119	(3,384,755)	-	-	1,705,126	263*
Total	$1,568,277	$8,612,395	$(8,002,158)	$-	$-	$2,178,514	$294

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Water Resources ETF (PHO)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Building Products-7.69%
A.O. Smith Corp.	962,960	$67,724,977
Advanced Drainage Systems, Inc.	603,389	73,667,763
		141,392,740
Chemicals-7.64%
Ecolab, Inc.	636,366	140,528,704
Commercial Services & Supplies-3.77%
Tetra Tech, Inc.(b)	518,927	69,287,133
Construction & Engineering-2.86%
Northwest Pipe Co.(c)	72,744	2,066,657
Valmont Industries, Inc.	212,899	50,446,418
		52,513,075
Electronic Equipment, Instruments & Components-5.49%
Badger Meter, Inc.(b)	298,612	30,168,770
Itron, Inc.(b)(c)	717,814	70,790,817
		100,959,587
Health Care Equipment & Supplies-8.65%
Danaher Corp.	534,442	158,991,151
Industrial Conglomerates-8.13%
Roper Technologies, Inc.	304,182	149,456,784
Life Sciences Tools & Services-9.01%
Waters Corp.(c)	424,748	165,571,018
Machinery-28.70%
Energy Recovery, Inc.(b)(c)	843,722	17,844,720
Evoqua Water Technologies Corp.(b)(c)	1,570,872	51,854,485
Franklin Electric Co., Inc.	294,856	24,107,426
Gorman-Rupp Co. (The)	104,079	3,714,579
IDEX Corp.	307,384	69,680,879
Lindsay Corp.	93,698	15,056,332
Mueller Industries, Inc.	403,880	17,528,392
Mueller Water Products, Inc., Class A(b)	1,433,297	21,241,461
Pentair PLC(b)	992,331	73,105,025
Rexnord Corp.	965,426	54,382,447
Toro Co. (The)(b)	616,054	70,069,982
Watts Water Technologies, Inc., Class A	239,601	36,122,247
Xylem, Inc.(b)	579,492	72,929,068
		527,637,043
Professional Services-0.26%
Stantec, Inc. (Canada)	101,485	4,718,038
	Shares	Value
Water Utilities-17.73%
American States Water Co.	332,754	$29,388,833
American Water Works Co., Inc.	883,019	150,210,362
Artesian Resources Corp., Class A	32,160	1,256,813
California Water Service Group	372,892	23,372,871
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (Brazil)(b)	2,722,789	18,487,737
Consolidated Water Co. Ltd. (Cayman Islands)(b)	177,114	2,245,806
Essential Utilities, Inc.	1,431,790	70,329,525
Global Water Resources, Inc.	47,955	844,967
Middlesex Water Co.	143,925	14,642,929
SJW Group	178,940	12,334,334
York Water Co. (The)	59,862	2,888,940
		326,003,117
Total Common Stocks & Other Equity Interests (Cost $1,242,292,642)		1,837,058,390

Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $2,798,232)	2,798,232	2,798,232
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.08% (Cost $1,245,090,874)		1,839,856,622
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.97%
Invesco Private Government Fund, 0.02%(d)(e)(f)	10,867,140	10,867,140
Invesco Private Prime Fund, 0.12%(d)(e)(f)	25,370,312	25,380,460
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $36,247,600)		36,247,600
TOTAL INVESTMENTS IN SECURITIES-102.05% (Cost $1,281,338,474)		1,876,104,222
OTHER ASSETS LESS LIABILITIES-(2.05)%		(37,739,396)
NET ASSETS-100.00%		$1,838,364,826

See accompanying notes which are an integral part of this schedule.

Invesco Water Resources ETF (PHO)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,323,600	$6,178,427	$(4,703,795)	$-	$-	$2,798,232	$118
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,980,288	37,371,958	(37,485,106)	-	-	10,867,140	382*
Invesco Private Prime Fund	16,470,432	67,341,362	(58,431,334)	-	-	25,380,460	6,578*
Total	$28,774,320	$110,891,747	$(100,620,235)	$-	$-	$39,045,832	$7,078

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco WilderHill Clean Energy ETF (PBW)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Auto Components-4.66%
Gentherm, Inc.(b)	414,661	$34,387,837
Kandi Technologies Group, Inc. (China)(b)(c)(d)	5,415,580	28,702,574
QuantumScape Corp.(b)(d)	1,163,860	26,664,032
		89,754,443
Automobiles-13.88%
Arcimoto, Inc.(b)(c)(d)	2,146,562	35,096,289
AYRO, Inc.(b)(c)(d)	2,081,232	9,157,421
Canoo, Inc.(b)(d)	3,161,470	25,702,751
ElectraMeccanica Vehicles Corp. (Canada)(b)(c)(d)	7,118,930	25,556,959
Fisker, Inc.(b)	1,698,050	27,372,566
Lordstown Motors Corp., Class A(b)(d)	3,088,690	19,273,426
NIO, Inc., ADR (China)(b)	722,064	32,261,819
Tesla, Inc.(b)	51,089	35,108,361
Workhorse Group, Inc.(b)(d)	2,190,062	25,273,315
XPeng, Inc., ADR (China)(b)	796,310	32,274,444
		267,077,351
Chemicals-5.62%
Albemarle Corp.	197,026	40,595,237
Livent Corp.(b)(d)	1,743,904	34,023,567
Sociedad Quimica y Minera de Chile S.A., ADR (Chile)	707,915	33,625,963
		108,244,767
Construction & Engineering-8.23%
Ameresco, Inc., Class A(b)	475,455	32,582,931
Infrastructure and Energy Alternatives, Inc.(b)(c)(d)	2,501,775	30,196,424
MYR Group, Inc.(b)	347,410	33,222,819
Quanta Services, Inc.	337,039	30,636,845
ReneSola Ltd., ADR (China)(b)(c)(d)	4,224,729	31,643,220
		158,282,239
Electrical Equipment-23.99%
Advent Technologies Holdings, Inc.(b)(c)(d)	3,077,206	23,971,435
American Superconductor Corp.(b)(c)	1,932,314	27,149,012
Array Technologies, Inc.(b)	2,205,278	29,859,464
Ballard Power Systems, Inc. (Canada)(b)(d)	1,620,594	26,205,005
Beam Global(b)(c)(d)	829,697	25,363,837
Bloom Energy Corp., Class A(b)(d)	1,101,080	24,003,544
Broadwind, Inc.(b)(c)(d)	2,097,564	7,970,743
ChargePoint Holdings, Inc.(b)(d)	915,391	21,648,997
Eos Energy Enterprises, Inc.(b)(d)	1,754,408	27,228,412
Flux Power Holdings, Inc.(b)(c)(d)	972,717	9,659,080
FTC Solar, Inc.(b)	2,977,251	30,189,325
FuelCell Energy, Inc.(b)(d)	3,123,296	19,770,464
Plug Power, Inc.(b)(d)	858,390	23,416,879
Romeo Power, Inc.(b)(d)	3,733,098	26,318,341
Shoals Technologies Group, Inc., Class A(b)	1,008,108	29,325,862
Stem, Inc.(b)	840,931	22,797,639
Sunrun, Inc.(b)	572,487	30,324,636
Sunworks, Inc.(b)(c)(d)	3,094,218	26,734,044
TPI Composites, Inc.(b)	760,970	29,784,366
		461,721,085
Electronic Equipment, Instruments & Components-3.04%
Advanced Energy Industries, Inc.	275,121	28,543,804
Itron, Inc.(b)	303,681	29,949,020
		58,492,824
	Shares	Value
Independent Power and Renewable Electricity Producers-5.59%
Azure Power Global Ltd. (India)(b)	1,521,180	$39,626,739
Ormat Technologies, Inc.(d)	511,320	35,659,457
Sunnova Energy International, Inc.(b)	846,872	32,265,823
		107,552,019
Machinery-6.04%
ESCO Technologies, Inc.	323,086	30,489,626
GreenPower Motor Co., Inc. (Canada)(b)(c)	1,756,470	30,053,202
Lion Electric Co. (The) (Canada)(b)(d)	1,733,523	26,696,254
Woodward, Inc.	238,476	28,989,142
		116,228,224
Metals & Mining-4.80%
Lithium Americas Corp. (Canada)(b)(d)	2,253,633	32,925,578
MP Materials Corp.(b)(d)	906,319	34,095,721
Piedmont Lithium, Inc.(b)(d)	460,379	25,348,468
		92,369,767
Oil, Gas & Consumable Fuels-2.66%
Gevo, Inc.(b)(d)	3,704,673	22,561,458
Renewable Energy Group, Inc.(b)	466,664	28,583,170
		51,144,628
Professional Services-1.75%
Willdan Group, Inc.(b)(c)	818,611	33,767,704
Semiconductors & Semiconductor Equipment-18.29%
Canadian Solar, Inc. (Canada)(b)(d)	906,392	36,482,278
Cree, Inc.(b)	314,468	29,170,052
Daqo New Energy Corp., ADR (China)(b)	608,644	36,062,157
Enphase Energy, Inc.(b)	174,536	33,092,025
First Solar, Inc.(b)	438,743	37,749,448
JinkoSolar Holding Co. Ltd., ADR (China)(b)(d)	926,716	49,940,725
Maxeon Solar Technologies Ltd.(b)	1,915,100	30,450,090
SolarEdge Technologies, Inc.(b)	112,084	29,083,556
SPI Energy Co. Ltd. (Australia)(b)(c)(d)	1,462,655	7,971,470
SunPower Corp.(b)	1,174,805	29,099,920
Universal Display Corp.	139,885	32,801,634
		351,903,355
Specialty Retail-1.41%
Blink Charging Co.(b)(d)	783,487	27,053,806
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $2,343,047,238)		1,923,592,212
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-23.99%
Invesco Private Government Fund, 0.02%(c)(e)(f)	137,229,451	137,229,451
Invesco Private Prime Fund, 0.12%(c)(e)(f)	324,342,645	324,472,385
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $461,701,833)		461,701,836
TOTAL INVESTMENTS IN SECURITIES-123.95% (Cost $2,804,749,071)		2,385,294,048
OTHER ASSETS LESS LIABILITIES-(23.95)%		(460,833,073)
NET ASSETS-100.00%		$1,924,460,975

See accompanying notes which are an integral part of this schedule.

Invesco WilderHill Clean Energy ETF (PBW)—(continued)
July 31, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2021.

	Value April 30, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,137,874	$49,974,961	$(51,112,835)	$-	$-	$-	$128
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	286,190,190	195,694,834	(344,655,573)	-	-	137,229,451	5,670*
Invesco Private Prime Fund	436,157,584	383,988,333	(495,673,531)	(1)	-	324,472,385	102,165*
Investments in Other Affiliates:
Advent Technologies Holdings, Inc.	29,359,271	13,337,713	(7,738,651)	(10,051,862)	(935,036)	23,971,435	-
Aemetis, Inc.	28,235,973	3,991,653	(22,207,595)	6,458,982	(16,479,013)	-	-
American Superconductor Corp.	25,834,117	14,947,663	(7,888,673)	(5,802,243)	58,148	27,149,012	-
Arcimoto, Inc.	23,013,807	8,840,247	(8,649,395)	12,375,791	(484,161)	35,096,289	-
AYRO, Inc.	24,798,688	4,753,497	(16,836,253)	302,621	(3,861,132)	9,157,421	-
Beam Global	33,428,879	7,327,563	(11,877,284)	(673,814)	(2,841,507)	25,363,837	-
Broadwind, Inc.	10,844,406	-	-	(2,873,663)	-	7,970,743	-
ElectraMeccanica Vehicles Corp.	28,518,659	10,234,858	(8,242,411)	(3,290,061)	(1,664,086)	25,556,959	-
Flux Power Holdings, Inc.	10,954,842	3,152,491	(3,028,862)	(642,807)	(776,584)	9,659,080	-
GreenPower Motor Co., Inc.	30,664,650	11,488,948	(9,021,888)	(1,181,506)	(1,897,002)	30,053,202	-
Infrastructure and Energy Alternatives, Inc.	33,000,242	9,268,464	(9,265,166)	(3,950,101)	1,142,985	30,196,424	-
Kandi Technologies Group, Inc.	35,546,964	8,091,869	(11,862,513)	(1,169,041)	(1,904,705)	28,702,574	-
ReneSola Ltd., ADR	36,231,902	14,937,697	(9,818,000)	(8,118,035)	(1,590,344)	31,643,220	-
SPI Energy Co. Ltd.	10,917,211	2,333,763	(3,219,185)	(1,557,592)	(502,727)	7,971,470	-
Sunworks, Inc.	33,210,174	9,798,744	(7,530,356)	(6,889,037)	(1,855,481)	26,734,044	-
Willdan Group, Inc.	35,530,087	7,805,948	(12,003,850)	1,230,820	1,204,699	33,767,704	-
Total	$1,153,575,520	$759,969,246	$(1,040,632,021)	$(25,831,549)	$(32,385,946)	$814,695,250	$107,963

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco WilderHill Clean Energy ETF (PBW)—(continued)
July 31, 2021
(Unaudited)
(d)	All or a portion of this security was out on loan at July 31, 2021.
(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

This Fund has holdings greater than 10% of net assets in the following country:
China	10.97%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021, for each Fund (except for S&P 500 BuyWrite ETF). As of July 31, 2021, all of the securities in S&P 500 BuyWrite ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The value on options held in S&P 500 BuyWrite ETF was based on Level 1 inputs. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Aerospace & Defense ETF
Investments in Securities
Common Stocks & Other Equity Interests	$714,023,422	$-	$-	$714,023,422
Money Market Funds	724,102	56,378,910	-	57,103,012
Total Investments	$714,747,524	$56,378,910	$-	$771,126,434
Invesco DWA Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,830,647,694	$-	$-	$1,830,647,694
Money Market Funds	546,166	141,141,768	-	141,687,934
Total Investments	$1,831,193,860	$141,141,768	$-	$1,972,335,628
Invesco Global Listed Private Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$241,564,146	$-	$-	$241,564,146
Money Market Funds	11,947,857	19,891,521	-	31,839,378
Total Investments in Securities	253,512,003	19,891,521	-	273,403,524
Other Investments - Assets*
Swap Agreements	-	273,766	-	273,766
Other Investments - Liabilities*
Swap Agreements	-	(166,935)	-	(166,935)
Total Other Investments	-	106,831	-	106,831
Total Investments	$253,512,003	$19,998,352	$-	$273,510,355
Invesco Golden Dragon China ETF
Investments in Securities
Common Stocks & Other Equity Interests	$201,120,174	$-	$0	$201,120,174
Money Market Funds	481,685	37,254,080	-	37,735,765
Total Investments	$201,601,859	$37,254,080	$0	$238,855,939

	Level 1	Level 2	Level 3	Total
Invesco MSCI Sustainable Future ETF
Investments in Securities
Common Stocks & Other Equity Interests	$410,778,847	$-	$771,042	$411,549,889
Exchange-Traded Funds	4,716,627	-	-	4,716,627
Money Market Funds	-	52,366,481	-	52,366,481
Total Investments	$415,495,474	$52,366,481	$771,042	$468,632,997
Invesco Raymond James SB-1 Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$135,290,352	$-	$-	$135,290,352
Money Market Funds	-	8,805,906	-	8,805,906
Total Investments	$135,290,352	$8,805,906	$-	$144,096,258
Invesco S&P 500® Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,103,507,647	$-	$-	$3,103,507,647
Money Market Funds	3,508,791	19,438,356	-	22,947,147
Total Investments	$3,107,016,438	$19,438,356	$-	$3,126,454,794
Invesco S&P Spin-Off ETF
Investments in Securities
Common Stocks & Other Equity Interests	$76,627,863	$-	$-	$76,627,863
Money Market Funds	206,522	1,971,992	-	2,178,514
Total Investments	$76,834,385	$1,971,992	$-	$78,806,377
Invesco Water Resources ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,837,058,390	$-	$-	$1,837,058,390
Money Market Funds	2,798,232	36,247,600	-	39,045,832
Total Investments	$1,839,856,622	$36,247,600	$-	$1,876,104,222
Invesco WilderHill Clean Energy ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,923,592,212	$-	$-	$1,923,592,212
Money Market Funds	-	461,701,836	-	461,701,836
Total Investments	$1,923,592,212	$461,701,836	$-	$2,385,294,048

*	Unrealized appreciation (depreciation).